[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]




                           Semi-Annual Report as of July 31, 2002 (Unaudited)



                                                       SEI Daily Income Trust


                                                            Money Market Fund

                                                              Government Fund

                                                           Government II Fund

                                                        Prime Obligation Fund

                                                                Treasury Fund

                                                             Treasury II Fund

                                               Short-Duration Government Fund

                                        Intermediate-Duration Government Fund

                                                                    GNMA Fund

                                                  Corporate Daily Income Fund

TABLE OF CONTENTS





-------------------------------------------------------------

Statements of Net Assets                                    1
-------------------------------------------------------------
Statements of Operations                                   20
-------------------------------------------------------------
Statements of Changes in Net Assets                        22
-------------------------------------------------------------
Financial Highlights                                       26
-------------------------------------------------------------
Notes to Financial Statements                              31
-------------------------------------------------------------

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. Government agency Obligations -- 17.6%
   FHLB
        1.725%, 08/20/02                             $25,000       $   25,000
        1.800%, 12/26/02                              44,000           43,700
        2.200%, 08/19/03                               9,000            9,000
   FHLMC
        1.630%, 08/05/02                              26,000           25,995
        1.610%, 08/09/02                              30,350           30,339
        2.375%, 07/09/03                              10,000           10,000
   FNMA
        1.780%, 08/05/02                              25,000           24,995
        1.700%, 11/29/02                              40,000           39,997
                                                                   -----------
Total U.S. Government Agency Obligations
   (Cost $209,026)                                                    209,026
                                                                   -----------

COMMERCIAL PAPER -- 52.1%

BUILDING SOCIETIES -- 2.1%
   Nationwide Building
        1.780%, 08/05/02                              10,000            9,998
        1.780%, 08/05/02                              15,000           14,997
                                                                   -----------
                                                                       24,995
                                                                   -----------
DRUGS -- 2.6%
   Glaxo Smith Kline
        1.760%, 10/18/02                              15,000           14,943
   Merck & Company
        1.800%, 10/25/02                               4,800            4,800
        1.778%, 10/25/02                              10,400           10,400
                                                                   -----------
                                                                       30,143
                                                                   -----------
FINANCIAL SERVICES -- 14.7%
   Apreco Incorporated
        1.780%, 09/09/02                              25,000           24,952
   Eureka Securities
        1.780%, 09/05/02                              20,000           19,965
   General Electric Capital Corporation
        1.750%, 11/20/02                              45,000           44,757
   Hartford Financial Services
        1.750%, 08/05/02                              37,275           37,268
   Mont Blanc Capital Corporation
        1.780%, 08/15/02                              21,616           21,601
   Toyota Motor Credit Corporation
        1.750%, 08/14/02                              25,000           24,984
                                                                   -----------
                                                                      173,527
                                                                   -----------
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 5.8%
   Archer Daniels Midland
        1.760%, 10/01/02                             $ 8,280       $    8,255
        1.760%, 10/08/02                              25,000           24,917
   Coca-Cola Enterprises
        1.770%, 09/06/02                               7,000            6,988
        1.700%, 09/13/02                              10,000            9,979
        1.770%, 09/23/02                              19,000           18,950
                                                                   -----------
                                                                       69,089
                                                                   -----------
PETROLEUM REFINING -- 1.4%
   BP America Incorporated
        1.760%, 10/10/02                              17,092           17,034
                                                                   -----------
INVESTMENT BANKER/BROKER DEALER -- 1.8%
   Goldman Sachs Group LP
        2.915%, 04/01/03                              22,000           21,567
                                                                   -----------
SPECIAL PURPOSE ENTITIES -- 23.7%
   Clipper Receivables Corporation
        1.780%, 08/21/02                              25,000           24,975
   Corporate Asset Receivables
        1.770%, 09/04/02                              15,000           14,975
   Corporate Receivable Corporation
        1.780%, 08/01/02                              25,000           25,000
   Delaware Funding
        1.780%, 08/12/02                              15,000           14,992
        1.797%, 08/14/02                              10,000            9,994
   Edison Asset Securitization
        1.770%, 09/10/02                              25,000           24,951
   Falcon Asset Securitization
     Corporation
        1.780%, 08/16/02                              25,000           24,981
   Galaxy Funding
        1.795%, 09/10/02                              18,565           18,528
   Greyhawk Funding LLC
        1.800%, 09/04/02                              22,000           21,963
   Preferred Receivable Funding
      Corporation
        1.804%, 08/28/02                              25,000           24,967
   Variable Funding Capital
        1.780%, 09/04/02                              24,315           24,274
   Windmill Funding
        1.821%, 08/08/02                              20,000           19,993
   Yale University
        1.780%, 08/05/02                              10,000            9,998
        1.780%, 09/25/02                              21,675           21,616

                                                                      281,207
                                                                   -----------
Total Commercial Paper
   (Cost $617,562)                                                    617,562
                                                                   -----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                    1

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Money Market Fund (Concluded)

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 0.6%

FINANCIAL SERVICES -- 0.6%
   General Electric Capital Corporation (A)
        1.870%, 08/09/02                             $ 7,700       $    7,700
                                                                   -----------
Total Corporate Bonds
   (Cost $7,700)                                                        7,700
                                                                   -----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.2%

   Branch Banking
        1.770%, 08/02/02                              30,500           30,500
   Canadian Imperial Bank
        2.070%, 12/23/02                              25,000           25,009
   Dresdner Bank
        1.865%, 12/18/02                              30,500           30,500
   Societe Generale
        2.080%, 12/20/02                              19,900           19,908
   State Street Bank
        1.810%, 08/15/02                              20,000           20,000
   Wells Fargo Company
        1.770%, 09/27/02                              20,000           20,000
   Westdeutsche Bank
        2.870%, 03/13/03                              20,000           20,000
   Wilmington Trust
        1.830%, 08/06/02                              26,000           26,000

                                                                   -----------
Total Certificates of Deposit/Bank Notes
   (Cost $191,917)                                                    191,917
                                                                   -----------

INSURANCE FUNDING AGREEMENTS (A) (B) -- 6.5%

   Allstate Corporation
        1.940%, 08/01/02                               7,000            7,000
        1.977%, 09/15/02                              15,000           15,000
   Metropolitan Life Insurance
        1.993%, 08/01/02                              30,000           30,000
   Monumental Life Insurance
     Company
        2.020%, 08/01/02                               9,500            9,500
   Travelers Insurance
        1.968%, 08/31/02                              15,000           15,000
                                                                   -----------
Total Insurance Funding Agreements
   (Cost $76,500)                                                      76,500
                                                                   -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Repurchase Agreements -- 7.0%
   ABN.AMRO (C)
     1.850%, dated 07/31/02, matures
     08/01/02, repurchase price
     $12,400,637 (collateralized by
     U.S. Government Obligation,
     par value $12,852,000,
     0.000%, 06/30/03; with total
     market value $12,648,938)                       $12,400       $   12,400
   Credit Suisse First Boston (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $14,500,741 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $5,595,000-
     $9,210,000, 0.000%, 08/06/02-
     08/28/02; with total market value
     $14,794,964)                                     14,500           14,500
   Goldman Sachs Group LP (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $32,201,646 (collateralized by
     U.S. Government Obligation,
     par value $33,209,887,
     7.000%, 05/01/32; with total
     market value $32,844,000)                        32,200           32,200
   UBS Warburg (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $23,501,201 (collateralized by
     U.S. Government Obligation,
     par value $20,575,000,
     7.250%, 05/15/30; with total
     market value $23,972,018)                        23,500           23,500
                                                                   -----------
Total Repurchase Agreements
   (Cost $82,600)                                                      82,600
                                                                   -----------
Total Investments -- 100.0%
   (Cost $1,185,305)                                                1,185,305
                                                                   -----------

OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Advisory Fees Payable                                       (13)
   Management Fees Payable                                               (144)
   Distribution Fees Payable                                             (288)
   Other Assets and Liabilities                                           111
                                                                   -----------
Other Assets and Liabilities, Net                                        (334)
                                                                   -----------

--------------------------------------------------------------------------------
2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------
                                                                         Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 504,119,873 outstanding shares
   of beneficial interest                                          $  504,112
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 149,116,036 outstanding shares
   of beneficial interest                                             149,116
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 366,016,370 outstanding shares
   of beneficial interest                                             366,016
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 165,754,210 outstanding shares
   of beneficial interest                                             165,754
Accumulated net realized loss on investments                              (27)
                                                                   -----------
Total Net Assets -- 100.0%                                         $1,184,971
                                                                   ===========

Net Asset Value, Offering and Redemption
   Price Per Share --  Class A                                          $1.00
                                                                   ===========

Net Asset Value, Offering and Redemption
   Price Per Share --  Class B                                          $1.00
                                                                   ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                   ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                       $1.00
                                                                   ===========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2002, the value of these securities amounted to $76,500,000 representing 6.5% of net assets of the Money Market Fund.
(C)  Tri-Party Repurchase Agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                    3

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)


Government Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.8%

   FFCB (A)
        1.698%, 08/15/02                            $  5,000         $  5,000
   FHLB
        1.725%, 08/20/02 (A)                          20,000           20,000
        1.750%, 12/13/02                              23,675           23,523
        1.900%, 12/26/02                              25,000           24,806
        7.000%, 02/14/03                               9,000            9,247
        2.200%, 08/19/03                              15,000           15,000
   FHLMC
        1.770%, 08/01/02 (B)                           6,269            6,269
        1.780%, 08/08/02                              32,000           31,989
        3.370%, 08/15/02                              29,009           28,989
        1.880%, 08/21/02                              28,000           27,973
        2.370%, 04/24/03                              19,835           19,575
        2.330%, 04/25/03                              14,229           14,042
        2.375%, 07/09/03                               9,000            9,000
   FNMA
        1.810%, 08/07/02                              25,000           24,992
        1.700%, 11/29/02                              30,000           29,997
        1.875%, 12/11/02                              30,500           30,296
        1.880%, 12/23/02                              20,000           19,850
        1.705%, 01/15/03                               5,000            4,961
        1.770%, 01/22/03 (B)                          16,000           15,869
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $361,378)                                                    361,378
                                                                     ---------

REPURCHASE AGREEMENTS -- 55.3%

   Credit Suisse First Boston (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $123,206,297 (collateralized by
     U.S. Government Obligations,
     ranging in par value $28,520,000-
     $50,000,000, 0.000%-6.250%,
     08/08/02-03/22/12; with total
     market value $125,668,367)                      123,200          123,200
   Deutsche Bank (C)
     1.850% dated 07/31/02, matures
     08/01/02, repurchase price
     $80,004,111 (collateralized by
     U.S. Government Obligation
     par value $76,530,000, 6.250%,
     03/22/12; with total market value
     $81,600,000)                                     80,000           80,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group LP (C)
     1.840% dated 07/31/02, matures
     08/01/02, repurchase price
     $129,806,634 (collateralized by
     U.S. Government Obligations,
     ranging in par value $85,025,024-
     $88,205,000, 6.500%-7.000%,
     09/01/28-07/01/32; with total
     market value $132,396,001)                     $129,800         $129,800
   Paribas Corporation (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $66,503,399 (collateralized by
     U.S. Treasury Obligation, par value
     $68,402,000, 0.000%, 01/23/03;
     with total market value
     $67,830,296)                                     66,500           66,500
   UBS Warburg (C)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $47,102,407 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $8,670,000-
     32,955,000, 6.750%-7.250%,
     05/15/30-03/15/31; with total
     market value $48,044,092)                        47,100           47,100
                                                                     ---------
Total Repurchase Agreements
   (Cost $446,600)                                                    446,600
                                                                     ---------
Total Investments -- 100.1%
   (Cost $807,978)                                                    807,978
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- (0.1)%
   Investment Advisory Fees Payable                                        (8)
   Management Fees Payable                                               (107)
   Distribution Fees Payable                                             (142)
   Other Assets and Liabilities                                          (350)
                                                                     ---------
Other Assets and Liabilities, Net                                        (607)
                                                                     ---------



--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 382,852,715 outstanding shares
   of beneficial interest                                            $382,853
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 227,603,499 outstanding shares
   of beneficial interest                                             227,603
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 147,927,168 outstanding shares
   of beneficial interes                                              147,927
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 49,009,171 outstanding shares
   of beneficial interest                                              49,009
Distribution in excess of net investment income                            (2)
Accumulated net realized loss on investments                              (19)
                                                                     ---------
Total Net Assets -- 100.0%                                           $807,371
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                       $1.00
                                                                     =========
(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Zero Coupon Bond. The rate shown is the effective yield at the time of purchase.
(C)  Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                    5

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Government II Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 6.7%
   U.S. Treasury Bills
        1.749%, 08/01/02                             $50,000         $ 50,000
        1.816%, 08/08/02                              13,635           13,635
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $63,635)                                                      63,635
                                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 93.4%

   FFCB
        1.760%, 08/01/02                              25,000           25,000
        1.760%, 08/07/02                              18,050           18,045
        1.699%, 08/15/02                              25,000           25,000
        1.710%, 08/19/02                              70,000           69,940
        1.705%, 08/22/02                              30,000           29,970
        1.710%, 08/23/02                              16,850           16,832
        1.930%, 12/02/02                              31,013           31,013
   FHLB
        1.810%, 08/08/02                              10,600           10,596
        1.710%, 08/09/02                              43,120           43,104
        1.790%, 08/14/02                              40,000           39,974
        1.705%, 08/16/02                              76,710           76,655
        1.725%, 08/20/02                              28,000           28,000
        1.695%, 08/21/02                              65,600           65,538
        1.900%, 08/28/02                              70,000           69,910
        1.740%, 09/11/02                              48,425           48,330
        1.720%, 09/13/02                               2,000            1,996
        1.735%, 10/16/02                              64,920           64,683
        1.720%, 10/18/02                              42,733           42,574
        1.897%, 11/22/02                              25,000           24,851
        1.870%, 11/29/02                              24,775           24,621
        1.840%, 12/04/02                              10,914           10,844
        1.835%, 12/06/02                              15,750           15,648
        1.750%, 12/13/02                              42,313           42,031
        1.800%, 12/26/02                               7,662            7,608
        1.740%, 12/27/02                              27,180           26,986
        1.740%, 01/24/03                              20,000           19,830
   SLMA
        1.700%, 10/01/02                              10,625           10,594
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $890,173)                                                    890,173
                                                                     ---------
Total Investments -- 100.1%
   (Cost $953,808)                                                    953,808
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- (0.1)%
   Investment Advisory Fees Payable                                       (10)
   Management Fees Payable                                               (131)
   Distribution Fees Payable                                              (79)
   Other Assets and Liabilities                                        (1,046)
                                                                     ---------
Other Assets and Liabilities, Net                                      (1,266)
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 669,426,242 outstanding shares
   of beneficial interest                                            $669,433
Fund Shares of Class B
   (unlimited authorization-- no par value)
   based on 215,726,137 outstanding shares
   of beneficial interest                                             215,726
Fund Shares of Class C
   (unlimited authorization-- no par value)
   based on 67,496,004 outstanding shares
   of beneficial interest                                              67,496
Accumulated net realized loss on investments                             (113)
                                                                     ---------
Total Net Assets -- 100.0%                                           $952,542
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                     =========
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
SLMA -- Student Loan Mortgage Association

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------

Prime Obligation Fund

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.9%
   FHLB
        1.725%, 08/20/02                            $100,000       $   99,999
        1.715%, 09/20/02                             180,000          179,992
        1.840%, 12/04/02                             151,462          150,568
        1.800%, 12/26/02                              80,000           79,430
        2.375%, 07/09/03                              62,000           62,000
        2.200%, 08/19/03                             100,000          100,000
   FHLMC
        1.630%, 08/05/02                              95,000           94,983
        1.880%, 08/21/02                              80,000           79,924
   FNMA
        1.775%, 08/05/02                             100,000           99,980
        1.700%, 11/29/02                             200,000          199,982
        1.719%, 12/05/02                             150,000          149,984
        5.000%, 02/14/03                              29,500           29,994
                                                                   -----------
Total U.S. Government Agency Obligations
   (Cost $1,326,836)                                                1,326,836
                                                                   -----------

COMMERCIAL PAPER -- 33.4%

DRUGS -- 1.5%
   Pfizer Incorporated
        1.750%, 08/21/02                              75,000           74,927
                                                                   -----------
FINANCIAL SERVICES -- 5.2%
   Ciesco LP
        1.770%, 09/17/02                              70,000           69,838
   Fleet Funding
        1.770%, 08/27/02                              35,063           35,018
   General Electric Capital Corporation
        1.785%, 11/22/02                              25,000           24,863
        1.850%, 12/23/02                              40,000           39,704
   MassMutual
        1.780%, 08/05/02                              22,000           21,996
   New York Life Capital
        1.770%, 09/03/02                              45,000           44,927
        1.790%, 09/05/02                              21,063           21,026
                                                                   -----------
                                                                      257,372
                                                                   -----------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   Coca-Cola Enterprises
        1.780%, 12/11/02                              67,000           66,563
                                                                   -----------
INSURANCE -- 0.9%
   Hartford Financial Services
        1.770%, 08/13/02                              44,100           44,074
                                                                   -----------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.0%
   Goldman Sachs Group LP
        2.915%, 04/01/03                             $50,000       $   49,016
                                                                   -----------
SPECIAL PURPOSE ENTITIES -- 23.5%
   Clipper Receivables Corporation
        1.800%, 08/26/02                              50,000           49,938
        1.780%, 09/17/02                              50,000           49,884
   Corporate Asset Funding Company
        1.780%, 08/01/02                              56,725           56,725
        1.770%, 09/17/02                              50,000           49,884
   Corporate Receivable Corporation
        1.780%, 08/09/02                              50,000           49,980
        1.770%, 09/10/02                              50,000           49,902
   Delaware Funding
        1.770%, 08/20/02                             100,000           99,906
   Edison Asset Securitization
        1.790%, 09/03/02                              65,000           64,893
   Falcon Asset Securitization
     Corporation
        1.800%, 08/02/02                              50,000           49,998
        1.800%, 08/13/02                              50,234           50,204
   Galaxy Funding
        1.750%, 08/14/02                              35,000           34,978
        1.790%, 09/13/02                              46,000           45,902
   Greyhawk Funding LLC
        1.800%, 08/21/02                              55,000           54,945
        1.800%, 09/04/02                              45,000           44,924
   Kitty Hawk Funding
        1.770%, 08/20/02                             100,000           99,907
   Park Avenue Receivable (A)
        1.760%, 09/24/02                              55,457           55,311
   Peacock Funding (A)
        1.780%, 09/23/02                              23,886           23,823
   Preferred Receivable Funding
     Corporation
        1.780%, 08/19/02                              44,000           43,961
        1.770%, 08/23/02                              56,000           55,939
   Variable Funding Capital
        1.790%, 08/08/02                              13,400           13,395
   Windmill Funding
        1.780%, 08/15/02                              25,000           24,983
        1.780%, 08/20/02                              37,000           36,965
   Yale University
        1.780%, 09/25/02                              50,000           49,864
                                                                   -----------
                                                                    1,156,211
                                                                   -----------
Total Commercial Paper
   (Cost $1,648,163)                                                1,648,163
                                                                   -----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                    7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Prime Oobligation Fund (Concluded)

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 1.2%

FINANCIAL SERVICES -- 1.2%
   General Electric Capital
     Corporation (B)
        1.870%, 08/09/02                            $ 32,700       $   32,700
   General Electric Capital
     Corporation, MTN
        1.839%, 03/24/03                              25,000           25,006
                                                                   -----------
Total Corporate Bonds
   (Cost $57,706)                                                      57,706
                                                                   -----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 17.0%
   American Express Centurion Bank
        1.750%, 09/03/02                             150,000          150,000
   Branch Banking & Trust
        1.770%, 08/02/02                             100,000          100,000
   Citigroup Incorporated
        1.775%, 10/22/02                             100,000          100,000
   JP Morgan Chase & Company
        1.860%, 12/13/02                              50,000           50,000
   State Street Bank
        1.780%, 10/15/02                             115,000          115,000
        1.970%, 12/02/02                              30,000           30,002
   Wells Fargo
        1.770%, 09/27/02                             152,000          152,000
   Wilmington Trust
        1.830%, 08/01/02                              66,000           66,000
        1.820%, 10/18/02                              76,000           76,000
                                                                   -----------
Total Certificates of Deposit/Bank Notes
   (Cost $839,002)                                                    839,002
                                                                   -----------

INSURANCE FUNDING AGREEMENTS (B) (C) -- 8.2%
   Allstate Corporation
        1.940%, 08/01/02                              18,000           18,000
        1.977%, 09/15/02                              62,000           62,000
        1.947%, 10/01/02                              35,000           35,000
   Metropolitan Life Insurance
        1.993%, 08/01/02                             160,000          160,000
   Monumental Life Funding
     Agreement
        2.048%, 10/14/02                               2,000            2,000
   Monumental Life Insurance
     Company
        2.020%, 08/01/02                              99,500           99,500
   Travelers Insurance
        1.968%, 05/31/03                              31,000           31,000
                                                                   -----------
Total Insurance Funding Agreements
   (Cost $407,500)                                                    407,500
                                                                   -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSIT -- 1.2%
National City Bank
        1.688%, 08/01/02                            $ 59,297       $   59,297
                                                                   -----------
Total Time Deposit
   (Cost $59,297)                                                      59,297
                                                                   -----------

REPURCHASE AGREEMENTS -- 16.3%
   ABN.AMRO (D)
     1.850%, dated 07/31/02, matures
     08/01/02, repurchase price
     $85,304,383 (collateralized by
     U.S. Government Obligation,
     par value $85,250,000, 6.000%,
     05/11/15; with total market value
     $87,006,751)                                     85,300           85,300
   Goldman Sachs Group LP (D)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $213,110,892 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $6,001,258-
     55,000,000, 5.500%-9.500%,
     09/01/12-07/01/32; with total
     market value $217,362,000)                      213,100          213,100
   Paribas Corporation (D)
     1.840%, dated 07/31/02, matures
     08/01/02, repurchase price
     $504,725,796 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $160,092,000-
     295,780,000, 5.500%-7.250%,
     02/15/06-01/15/10; with total
     market value $514,795,105)                      504,700          504,700
                                                                   -----------
Total Repurchase Agreements
   (Cost $803,100)                                                    803,100
                                                                   -----------
Total Investments -- 104.2%
   (Cost $5,141,604)                                                5,141,604
                                                                   -----------

OTHER ASSETS AND LIABILITIES -- (4.2)%
   Investment Advisory Fees Payable                                       (52)
   Management Fees Payable                                               (687)
   Distribution Fees Payable                                             (662)
   Other Assets and Liabilities                                      (207,475)
                                                                   -----------
Other Assets and Liabilities, Net                                    (208,876)
                                                                   -----------


--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                         Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,038,919,369 outstanding shares
   of beneficial interest                                          $3,038,919
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on  857,552,574 outstanding shares
   of beneficial interest                                             857,553
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 927,551,457 outstanding shares
   of beneficial interest                                             927,552
Fund Shares of Class H
   (unlimited authorization -- no par value)
   based on 37,444,349 outstanding shares
   of beneficial interest                                              37,442
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 71,364,147 outstanding shares
   of beneficial interest                                              71,366
Undistributed net investment income                                         1
Accumulated net realized loss on investments                             (105)
                                                                   -----------
Total Net Assets -- 100.0%                                         $4,932,728
                                                                   ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $1.00
                                                                   ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                           $1.00
                                                                   ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                   ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                           $1.00
                                                                   ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                       $1.00
                                                                   ===========

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2002. The date shown is the earlier of the reset date or the demand date.
(C) This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2002, the value of these securities amounted to $407,500 representing 8.2% of net assets of the Prime Obligation Fund.
(D)  Tri-Party Repurchase Agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                    9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Treasury Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 63.6%
   U.S. Treasury Bills
        1.892%, 08/01/02                            $ 60,000         $ 60,000
        1.756%, 08/08/02                             113,000          112,962
        1.738%, 08/22/02                              43,500           43,456
        1.913%, 09/05/02                               7,000            6,987
        1.893%, 12/05/02                              50,000           49,672
        1.867%, 12/12/02                              40,000           39,727
        1.730%, 12/26/02                              50,000           49,650
        1.745%, 01/09/03                              25,000           24,806
        1.695%, 01/16/03                              28,000           27,780
        1.674%, 01/23/03                              30,000           29,758
        1.694%, 01/30/03                              39,000           38,669
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $483,467)                                                    483,467
                                                                     ---------

Repurchase Agreements -- 41.6%
   Credit Suisse First Boston (A)
     1.800%, dated 07/31/02, matures
     08/01/02, repurchase price
     $109,205,460 (collateralized by
     U.S. Treasury Obligation, par value
     $78,555,000, 8.750%, 08/15/20;
     with total market value
     $111,385,838)                                   109,200          109,200
   Deutsche Bank (A)
     1.800%, dated 07/31/02, matures
     08/01/02, repurchase price
     $111,805,590 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $13,756,000-
     $52,230,000, 5.500%-13.250%,
     05/15/09-05/15/14; with total
     market value $114,037,389)                      111,800          111,800
   UBS Warburg (A)
     1.800%, dated 07/31/02, matures
     08/01/02, repurchase price
     $95,504,775 (collateralized by
     U.S. Treasury Obligation, par
     value $98,100,000, 0.000%,
     12/26/02; with total market
     value $97,414,285)                               95,500           95,500
                                                                     ---------
Total Repurchase Agreements
   (Cost $316,500)                                                    316,500
                                                                     ---------

Total Investments -- 105.2%
   (Cost $799,967)                                                    799,967
                                                                     ---------


--------------------------------------------------------------------------------
                                                                      Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.2)%
   Investment Advisory Fees Payable                                  $     (8)
   Management Fees Payable                                               (101)
   Distribution Fees Payable                                             (181)
   Payable for Investment Securities Purchased                        (38,669)
   Other Assets and Liabilities                                          (581)
                                                                     ---------
Other Assets and Liabilities, Net                                     (39,540)
                                                                     ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 288,933,887 outstanding shares
   of beneficial interest                                             288,934
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 251,097,113 outstanding shares
   of beneficial interest                                             251,098
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 99,936,006 outstanding shares
   of beneficial interest                                              99,935
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 120,449,257 outstanding shares
   of beneficial interest                                             120,449
Undistributed net investment income                                        26
Accumulated net realized loss on investments                              (15)
                                                                     ---------
Total Net Assets -- 100.0%                                           $760,427
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                       $1.00
                                                                     =========

(A) Tri-Party Repurchase Agreement.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


Treasury II Fund

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 104.0%
   U.S. Treasury Bills
        1.755%, 08/01/02                            $ 32,210         $ 32,210
        1.688%, 08/08/02                             111,500          111,463
        1.687%, 08/15/02                              80,950           80,897
        1.711%, 08/22/02                             116,325          116,210
        1.725%, 08/29/92                              67,440           67,350
        1.913%, 09/05/02                              10,000            9,982
        1.728%, 09/12/02                              41,100           41,017
        1.697%, 09/19/02                              25,000           24,942
        1.893%, 12/05/02                              30,000           29,803
        1.850%, 12/12/02                              10,000            9,932
        1.784%, 12/26/02                              53,000           52,617
        1.694%, 01/09/03                              35,000           34,737
        1.695%, 01/16/03                              29,000           28,773
        1.680%, 01/30/03                              25,000           24,788
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $664,721)                                                    664,721
                                                                     ---------
Total Investments -- 104.0%
   (Cost $664,721)                                                    664,721
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- (4.0)%
   Investment Advisory Fees Payable                                        (7)
   Management Fees Payable                                               (121)
   Distribution Fees Payable                                              (83)
   Other Assets and Liabilities                                       (25,420)
                                                                     ---------
Other Assets and Liabilities, Net                                     (25,631)
                                                                     ---------


--------------------------------------------------------------------------------
                                                                        Value
                                                                 ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 390,725,703 outstanding shares
   of beneficial interest                                            $390,724
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 131,714,202 outstanding shares
   of beneficial interest                                             131,714
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 116,658,095 outstanding shares
   of beneficial interest                                             116,658
Undistributed net investment income                                       207
Accumulated net realized loss on investments                             (213)
                                                                     ---------
Total Net Assets -- 100.0%                                           $639,090
                                                                     =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $1.00
                                                                     =========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                           $1.00
                                                                     =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                           $1.00
                                                                     =========



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Short-Duration Government Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 59.0%
   U.S. Treasury Bills
        1.727%, 08/15/02                             $10,000         $  9,993
   U.S. Treasury Bonds
        3.375%, 04/30/04                              25,000           25,555
   U.S. Treasury Notes
        5.875%, 11/15/04                              25,000           26,920
        3.625%, 03/31/04                              15,000           15,387
        3.000%, 02/29/04                              15,000           15,236
        2.875%, 06/30/04                              37,500           37,988
        2.250%, 07/31/04                              15,000           15,003
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $144,426)                                                    146,082
                                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
   FHLMC
        6.500%, 10/01/07                                  73               73
        6.000%, 11/01/13                               4,438            4,593
   Private Export Funding
        5.340%, 03/15/06                              10,000           10,616
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $14,518)                                                      15,282
                                                                     ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 23.7%
   FHLMC
        6.500%, 03/01/16-12/01/16                      4,502            4,694
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                               1,355            1,383
   FHLMC REMIC, Ser 1617, Cl PN
        9.000%, 02/15/20                                  65               65
   FHLMC REMIC, Ser 1679, Cl C
        6.000%, 10/15/07                                 861              865
   FHLMC REMIC, Ser 2075, Cl QC
        6.000%, 01/15/14                               1,028            1,029
   FHLMC REMIC, Ser 2358, Cl OA
        6.000%, 11/15/14                               5,000            5,182
   FNMA
        6.500%, 10/01/16 to 04/01/17                   9,656           10,063
        6.000%, 08/01/08                               4,086            4,221
        5.500%, 01/01/17 to 05/01/17                   5,000            5,067
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                                 248              253
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                              10,000           10,279

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   FNMA TBA
        5.500%, 08/16/16                             $ 5,000         $  5,056
   GNMA
        7.500%, 01/15/11 to 02/15/11                     439              471
        6.500%, 05/15/16 to 12/15/16                   9,514            9,974
                                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $57,912)                                                      58,602
                                                                     ---------

REPURCHASE AGREEMENT -- 12.7%
   Paribas Corporation
     1.790%, dated 07/31/02, matures
     08/01/02, repurchase price
     $31,403,561 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value, $9,217,000-
     17,744,000, 6.250%-7.125%,
     02/15/23-08/15/23; with a total
     market value $32,031,254)                        31,402           31,402
                                                                     ---------
Total Repurchase Agreement

   (Cost $31,402)                                                      31,402
                                                                     ---------
Total Investments -- 101.6%
   (Cost $248,258)                                                    251,368
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- (1.6)%
   Investment Advisory Fees Payable                                       (15)
   Management Fees Payable                                                (58)
   Other Assets and Liabilities                                        (3,778)
                                                                     ---------
Other Assets and Liabilities, Net                                      (3,851)
                                                                     ---------

NET ASSETS:
Fund Shares of Class A

   (unlimited authorization -- no par value)
   based on 23,673,885 outstanding shares
   of beneficial interest                                             243,453
Accumulated net realized gain on investments                              954
Net unrealized appreciation on investments                              3,110
                                                                     ----------
Total Net Assets -- 100.0%                                           $247,517
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                          $10.46
                                                                     =========

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


Intermediate-Duration Government Fund

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 67.1%
   U.S. Treasury Bonds
       12.000%, 08/15/13                             $22,000         $ 31,415
       10.375%, 11/15/12                              24,000           31,519
   U.S. Treasury Notes
        3.500%, 11/15/06                              45,000           45,300
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $103,747)                                                    108,234
                                                                     ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.6%
   Aid-Israel Agency For International Development
        6.750%, 08/15/04                               4,000            4,300
   FHLMC
        5.500%, 07/15/06                               8,000            8,550
   FNMA
        6.000%, 08/01/08                               3,269            3,377
   Private Export Funding
        7.010%, 04/30/04                                 785              845
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $16,314)                                                      17,072
                                                                     ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 19.9%
   FHLMC
        8.250%, 12/01/07 to 12/01/09                     268              284
        6.500%, 09/01/10 to 11/01/16                   7,117            7,430
        6.250%, 07/01/03                                   1                1
        6.000%, 12/01/13                                 837              867
        5.500%, 08/01/08 to 10/01/13                     856              873
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                                  90               91
   FHLMC REMIC, Ser 1647, Cl PG
        6.000%, 08/15/07                                  46               46
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                                 144              147
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                                 577              590
   FNMA
        9.500%, 05/01/18                                 212              236
        8.000%, 05/01/08 to 06/01/08                     198              211
        7.500%, 03/01/07                                  67               70
        7.040%, 03/01/07                                  38               42
        7.009%, 06/01/07                                  16               17
        6.812%, 10/01/07                                  52               57
        6.500%, 01/01/16 to 07/01/17                   9,698           10,106
        6.000%, 02/01/13 to 03/01/17                   4,922            5,071
        5.500%, 12/01/08 to 11/01/09                     419              433
   FNMA REMIC, Ser 1993-135, Cl PE
        6.500%, 02/25/07                                   2                2
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                                  51               51

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                             $ 4,000         $  4,112
   GNMA
        8.750%, 05/20/17 to 11/20/17                     244              268
        8.500%, 05/20/16 to 02/20/18                     582              632
        8.250%, 04/15/06 to 07/15/08                     305              327
        6.000%, 04/15/09                                 143              150
                                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $31,366)                                                      32,114
                                                                     ---------

Repurchase Agreement -- 1.4%
   Paribas Corporation
     1.790%, dated 07/31/02, matures
     08/01/02, repurchase price
     $2,219,111 (collateralized by
     U.S. Treasury Obligation, par
     value $1,693,000, 8.125%,
     08/15/19; with total market
     value $2,264,111)                                 2,219            2,219
                                                                     ---------
Total Repurchase Agreement
   (Cost $2,219)                                                        2,219
                                                                     ---------
Total Investments -- 99.0%
   (Cost $153,646)                                                    159,639
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- 1.0%
   Investment Advisory Fees Payable                                       (13)
   Management Fees Payable                                                (46)
   Shareholder Servicing Fees Payable                                      (1)
   Other Assets and Liabilities                                         1,713
                                                                     ---------
Other Assets and Liabilities, Net                                       1,653
                                                                     ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 15,074,881 outstanding shares
   of beneficial interest                                             159,826
Undistributed net investment income                                         2
Accumulated net realized loss on investments                           (4,529)
Net unrealized appreciation on investments                              5,993
                                                                     ---------
Total Net Assets -- 100.0%                                           $161,292
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                          $10.70
                                                                     =========
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


GNMA Fund

July 31, 2002

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 98.8%
   FHLMC
        6.000%, 07/15/30 to 09/15/30             $     4,500         $  4,610
   FHLMC TBA
        6.000%, 08/01/30                              10,000           10,087
   FNMA
        6.500%, 05/01/31                               2,500            2,573
        6.300%, 07/01/11                               1,485            1,608
        6.000%, 03/25/17                               2,000            2,055
        5.930%, 12/01/08                                 673              720
        5.890%, 10/01/11                               1,390            1,466
        5.780%, 11/01/11                               1,261            1,320
        5.735%, 01/01/09                               1,435            1,517
        5.500%, 02/25/17                               2,000            2,011
        5.420%, 11/01/08                               1,295            1,352
   FNMA Remic, Ser 2002-42, Cl C
        6.000%, 07/25/17                               1,500            1,528
   FNMA TBA
        7.500%, 08/01/31                               7,000            7,376
   GNMA
       12.500%, 12/15/06 to 07/15/15                      13               17
       12.000%, 04/15/14                                   1                1
       11.500%, 02/15/13                                   5                6
       10.000%, 09/15/15 to 07/15/20                     124              138
        9.500%, 06/15/09 to 11/15/20                   1,683            1,875
        9.000%, 12/15/17 to 05/15/22                   1,258            1,386
        8.500%, 08/15/08 to 09/15/17                     414              449
        8.000%, 04/15/17 to 08/01/31                  20,952           22,383
        7.750%, 10/15/26                                 242              258
        7.500%, 05/15/17 to 05/15/32                  44,801           47,583
        7.250%, 01/15/28                               2,510            2,648
        7.000%, 09/15/22 to 06/15/32                 122,243          127,903
        6.750%, 11/15/27                                 763              794
        6.500%, 11/15/03 to 09/15/31                  31,077           32,187
        6.000%, 04/15/26 to 04/15/32                  18,970           19,325
   GNMA TBA
        6.500%, 08/01/16 to 08/01/32                  17,000           17,667
        6.000%, 08/01/32                              22,800           23,064
                                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $329,101)                                                    335,907
                                                                     ---------

REPURCHASE AGREEMENTS -- 29.3%
   J.P. Morgan Chase & Company
     1.750%, dated 07/31/02, matures
     08/01/02, repurchase price
     $49,792,420 (collateralized by
     U.S. Government Obligation,
     par value $48,253,000, 4.875%,
     02/15/12; with total market
     value $50,785,780)                               49,790           49,790

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Paribas Corporation
     1.790%, dated 07/31/02, matures
     08/01/02, repurchase price
     $49,792,476 (collateralized by
     U.S. Government Obligations,
     ranging in par value, $9,467,000-
     $20,620,000, 6.375%-12.000%,
     05/15/05-08/15/27; with total
     market value $50,786,606)                    $   49,790         $ 49,790
                                                                     ---------
Total Repurchase Agreements
   (Cost $99,580)                                                      99,580
                                                                     ---------
Total Investments -- 128.1%
   (Cost $428,681)                                                    435,487
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- (28.1)%
   Investment Advisory Fees Payable                                       (25)
   Management Fees Payable                                                (82)
   Shareholder Servicing Fees Payable                                     (37)
   Payable for Investment Securities Purchased                       (101,779)
   Other Assets and Liabilities                                         6,392
                                                                     ---------
Other Assets and Liabilities, Net                                     (95,531)
                                                                     ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 33,834,549 outstanding shares
   of beneficial interest                                             347,730
Distribution in excess of net investment income                            (4)
Accumulated net realized loss on investments                          (14,576)
Net unrealized appreciation on investments                              6,806
                                                                     ---------
Total Net Assets -- 100.0%                                           $339,956
                                                                     ---------
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A                                          $10.05
                                                                     =========
Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


Corporate Daily Income Fund

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.1%
   U.S. Treasury Notes
        3.000%, 11/30/03 to 02/29/04           $      19,000         $ 19,296
        2.875%, 06/30/04                              15,000           15,195
                                                                     ---------
Total U.S. Treasury Obligations
   (Cost $34,387)                                                      34,491
                                                                     ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 10.5%
   FHLMC
        7.000%, 03/01/07 to 09/01/07                     439              455
        5.500%, 04/15/16                                 870              902
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22                               1,728            1,814
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 12/15/26                               1,469            1,534
   FHLMC REMIC, Ser 2125, Cl QE
        5.500%, 12/15/07                                 872              888
   FHLMC REMIC, Ser 2356, Cl GQ
        5.500%, 12/15/07                               1,417            1,456
   FHLMC REMIC, Ser 2358, Cl QA
        6.000%, 11/15/14                               2,250            2,332
   FHLMC REMIC, Ser 2359, Cl QD
        5.250%, 04/15/14                               2,650            2,717
   FHLMC REMIC, Ser 2363, Cl BD
        5.500%, 10/15/16                               1,940            2,009
   FHLMC REMIC, Ser 2374, Cl PB
        5.500%, 11/15/08                               1,000            1,042
   FHLMC REMIC,Ser 2137, Cl UC
        6.000%, 08/15/14                                 632              640
   FNMA
        7.000%, 01/01/04                                 654              667
        6.500%, 09/01/02                                 210              211
        6.228%, 09/01/24                                 978            1,011
        5.050%, 11/01/21                                 811              820
   FNMA REMIC, Ser 2001-50, Cl DA
        5.500%, 01/25/15                               2,000            2,061
   FNMA REMIC, Ser 2001-53, Cl PA
        5.500%, 11/25/14                               3,000            3,084
   FNMA REMIC, Ser 2001-58, Cl PB
        5.500%, 04/25/15                                 500              518
                                                                     ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $23,884)                                                      24,161
                                                                     ---------

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
   FHLB
        2.200%, 08/19/03                             $ 4,000         $  4,005
        1.740%, 12/27/02 (C)                          10,000            9,925
   FHLMC
        2.375%, 07/09/03                               5,000            5,006
   FNMA
        1.740%, 12/31/02 (C)                          10,000            9,929
                                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $28,855)                                                      28,865
                                                                     ---------

CORPORATE BONDS -- 27.6%

AIR TRANSPORTATION -- 0.5%
   Federal Express Corporation
        6.625%, 02/12/04                               1,000            1,046
                                                                     ---------
BANKS -- 3.4%
   Bank of America MTN, Ser H (A)
        2.170%, 08/03/02                               1,000            1,001
   Citigroup Incorporated
        4.125%, 06/30/05                               1,000            1,014
        2.070%, 08/09/02 (A)                           1,250            1,253
   Popular North America Incorporated
     MTN, Ser E (A)
        3.510%, 10/15/03                               1,500            1,516
   US Bancorp MTN, Ser L (A)
        2.143%, 08/03/02                               2,000            2,002
   Washington Mutual Bank MTN (A)
        2.013%, 10/25/02                               1,000              998
                                                                     ---------
                                                                        7,784
                                                                     ---------
DRUGS -- 1.2%
   United Healthcare
        6.600%, 12/01/03                               1,000            1,048
   United Healthgroup (A) (B)
        2.500%, 08/08/02                               1,750            1,752
                                                                     ---------
                                                                        2,800
                                                                     ---------
ELECTRICAL SERVICES -- 5.0%
   Alabama Power Company, Ser N
        4.875%, 09/01/04                               1,000            1,034
   Cinergy Corporation
        6.250%, 09/01/04                               1,000            1,030
   Duke Energy (A)
        2.210%, 10/15/02                               1,250            1,138
   Georgia Power Company, Ser F
        5.750%, 01/31/03                               1,000            1,017


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Corporate Daily Income Fund (Continued)

July 31, 2002

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   MidAmerican Energy MTN
        7.375%, 08/01/02                             $ 1,000         $  1,000
   Progress Energy Incorporated
        6.550%, 03/01/04                               1,250            1,298
   Public Service Company, Ser 6
        6.000%, 04/15/03                               1,250            1,194
   Public Service Company, Ser A (A)
        2.528%, 08/21/02                               1,450            1,451
   Scana Corporation MTN
        2.538%, 02/01/04                               1,250            1,251
   Texas Utilities, Ser D (A)
        5.520%, 08/16/03                               1,000              988
                                                                     ---------
                                                                       11,401
                                                                     ---------
FINANCIAL SERVICES -- 5.3%
   Caterpillar Financial Services Corporation
     MTN, Ser F (A)
        2.080%, 02/04/04                               1,250            1,251
   Countrywide Home Loan
     MTN, Ser J (A)
        2.389%, 08/04/02                               1,750            1,755
   Ford Motor Credit Company
     MTN (A)
        2.240%, 10/26/02                               2,000            1,930
   General Motor Acceptance
     Corporation (A)
        2.110%, 10/05/02                               1,000              976
   Household Finance Corporation
     MTN (A)
        2.250%, 05/28/04                                 650              631
   International Lease Finance Corporation
     MTN, Ser N
        5.120%, 06/01/05                               1,000            1,034
   John Deere Capital Corporation
     MTN, Ser D
        4.125%, 12/05/03                               1,000            1,015
   National Rural Utilities
     MTN, Ser C (A)
        2.009%, 07/17/03                               1,000              994
   SLM Corporation MTN, Ser A (A)
        2.131%, 01/25/05                               1,000            1,001
   USAA Capital Corporation
     MTN, Ser B
        7.410%, 06/30/03                               1,500            1,569
                                                                   -----------
                                                                       12,156
                                                                   -----------
--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.2%
   Coca-Cola Enterprises
        2.070%, 04/26/04                             $ 1,000         $  1,000
   Fortune Brands Incorporated (B)
        7.125%, 11/01/04                                 950            1,021
   Philip Morris
        6.800%, 12/01/03                               1,500            1,571
   Tyson Foods Incorporated
        6.625%, 10/01/04                               1,500            1,580
                                                                     ---------
                                                                        5,172
                                                                     ---------
INSURANCE -- 1.8%
   Anthem Incorporated
        4.875%, 08/01/05                                 995              993
   Aon Corporation
        7.400%, 10/01/02                               2,020            2,035
   Farmers Insurance (B)
        8.500%, 08/01/04                               1,000            1,058
                                                                     ---------
                                                                        4,086
                                                                     ---------
INVESTMENT BANKERS/BROKER DEALERS -- 1.1%
   J.P. Morgan & Company Incorporated
        6.250%, 12/15/05                               1,000            1,069
   Kinder Morgan (A) (B)
        2.810%, 10/10/02                               1,500            1,500
                                                                     ---------
                                                                        2,569
                                                                     ---------
MISCELLANEOUS BUSINESS SERVICES -- 4.0%
   AOL Time Warner
        5.625%, 05/01/05                               1,000              873
   Computer Sciences Corporation
        7.500%, 08/08/05                               1,250            1,367
   Conagra Incorporated
        7.400%, 09/15/04                               1,000            1,078
   Conoco Incorporated (A)
        2.630%, 10/11/02                               1,500            1,502
   Dominion Resources Incorporated
        6.000%, 01/31/03                               1,500            1,519
   Masco Corporation
        6.000%, 05/03/04                                 765              797
   Textron Incorporated
        6.750%, 09/15/02                               1,235            1,240
   Visteon Corporation
        7.950%, 08/01/05                                 715              777
                                                                     ---------
                                                                        9,153
                                                                     ---------



--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 1.5%
   Amerada Hess Corporation
        5.300%, 08/15/04                             $ 1,000         $  1,039
   CVS Corporation
        5.625%, 03/15/06                                 545              567
   Wal-Mart Stores
        3.250%, 09/29/03                               1,750            1,767
                                                                     ---------
                                                                        3,373
                                                                     ---------
SPECIAL PURPOSE ENTITY -- 0.6%
   Nac Receivables Corporation
        7.150%, 11/15/05                               1,250            1,374
                                                                     ---------
                                                                        1,374
                                                                     ---------
TELEPHONES & TELECOMMUNICATION -- 1.0%
   AT&T Corporation
        6.500%, 09/15/02                                 990              978
        5.625%, 03/15/04                                 500              470
   AT&T Wireless Services Incorporated
        6.875%, 04/18/05                               1,000              790
                                                                     ---------
                                                                        2,238
                                                                     ---------
Total Corporate Bonds
   (Cost $62,864)                                                      63,152
                                                                     ---------

ASSET BACKED SECURITIES -- 28.1%

AUTOMOTIVE -- 17.4%
   Aesop Funding II LLC,
     Ser 1997-A, Cl A2 (B)
        6.400%, 10/20/03                                 625              628
   Aesop Funding II LLC,
     Ser 2000-3, Cl A (A) (B)
        2.030%, 08/20/02                               1,250            1,243
   Aesop Funding II LLC,
     Ser 2002-1A, Cl A1
        3.850%, 10/20/06                               1,000            1,007
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A3
        6.820%, 02/15/05                               1,364            1,390
   Capital Auto Receivables Asset
     Trust, Ser 2001-2, Cl A4 (A)
        5.000%, 08/15/02                                 315              328
   Capital Auto Receivables Asset
     Trust, Ser 2002-1, Cl A2 (A)
        1.909%, 08/15/02                                 690              690
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                                 980              993

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Chase Manhattan Auto Owner
     Trust, Ser 2001-B, Cl A3
        3.090%, 11/15/05                             $ 1,990         $  2,010
   Daimler Chrysler Auto Trust,
     Ser 2001-D, Cl A2
        2.470%, 06/06/04                               1,745            1,749
   Daimler Chrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06                               1,500            1,505
   First Security Auto Owner Trust,
     Ser 1999-1, Cl A4
        5.740%, 06/15/04                                 969              974
   Ford Credit Auto Owner Trust,
     Ser 2000 F, Cl A1
        2.020%, 08/15/03                               1,000            1,000
   Ford Credit Auto Owner Trust,
     Ser 2000-F, Cl A2
        6.560%, 05/15/04                               1,170            1,208
   Ford Credit Auto Owner Trust,
     Ser 2001-1, Cl A (A)
        1.929%, 08/15/02                               1,000            1,001
   Ford Credit Auto Owner Trust,
     Ser 2001-A, Cl A3
        5.350%, 07/15/03                                 137              138
   Harley-Davidson Motorcycle
     Trust, Ser 2000-3, Cl A1
        6.660%, 07/15/05                                 327              330
   Honda Auto Receivables Owner
     Trust, Ser 2001-1, Cl A3
        5.360%, 09/20/04                               2,000            2,037
   Honda Auto Receivables Owner
     Trust, Ser 2001-3, Cl A2
        2.760%, 02/18/04                                 872              875
   Honda Auto Receivables Owner
     Trust, Ser 2002-1, Cl A2
        2.550%, 04/15/04                               1,120            1,124
   Honda Auto Receivables Owner
     Trust, Ser 2002-2, Cl A3
        3.830%, 02/15/06                                 995            1,016
   Honda Auto Receivables Owner
     Trust, Ser 2002-3, Cl A3
        3.000%, 05/18/06                               1,750            1,753
   Household Automotive Trust,
     Ser 2001-1, Cl A3
        5.260%, 08/17/05                               1,500            1,537
   Huntington Auto Trust,
     Ser 2000-A, Cl A3
        7.330%, 07/15/04                                 518              526


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)


Corporate Daily Income Fund (Concluded)

July 31, 2002

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   John Deere Owner Trust,
     Ser 2001-A, Cl A2
        2.560%, 02/17/04                             $ 1,814         $  1,817
   Nissan Auto Receivables Owner
     Trust, Ser 2001-C, Cl A2
        3.770%, 02/17/04                               1,130            1,136
   Nissan Auto Receivables Owner
     Trust, Ser 2000-A, Cl A3
        7.010%, 09/15/03                                 322              325
   Nissan Auto Receivables Owner
     Trust, Ser 2001-C, Cl A2
        3.070%, 08/16/04                               1,000            1,008
   Nissan Auto Receivables Owner
     Trust, Ser 2002-A, Cl A2
        2.670%, 07/15/04                               1,000            1,004
   ONYX Acceptance Auto Trust,
     Ser 2000-C, Cl A4
        7.260%, 05/15/07                               1,000            1,062
   Toyota Auto Receivables Owner
     Trust, Ser 2000-A, Cl A3
        7.180%, 08/15/04                                 810              826
   Toyota Auto Receivables Owner
     Trust, Ser 2001-A, Cl A3 (A)
        1.919%, 08/15/02                               1,124            1,124
   Toyota Auto Receivables Owner
     Trust, Ser 2002-A, Cl A2 (A)
        1.889%, 08/29/02                                 750              750
   Union Acceptance Corporation,
     Ser 2001-A, Class A3
        5.290%, 11/08/05                               1,000            1,019
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
        6.980%, 06/15/05                               1,390            1,459
   USAA Auto Owner Trust,
     Ser 2001-2, Cl A2
        2.420%, 05/17/04                               1,645            1,648
   Wells Fargo Auto Trust,
     Ser 2001-A, Cl A2
        4.250%, 12/15/03                                 202              203
   WFS Financial Owner Trust,
     Ser 2001-C, Cl A3 (A)
        2.020%, 08/08/02                                 510              510
   World Omni Auto Receivables
     Trust, Ser 2001-A, Cl A3
        5.300%, 02/20/05                                 900              917
                                                                     ---------
                                                                       39,870
                                                                     ---------

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARD -- 3.9%
   American Express Master Trust,
     Ser 2002-2, Cl A (A)
        1.889%, 08/15/02                             $ 1,635         $  1,634
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                               1,500            1,536
   CIT Equipment , Ser 2001-A  Cl A2
        3.730%, 03/22/04                               1,358            1,365
   J.P. Morgan Chase Credit Card
     Master Trust
        1.890%, 10/15/07                               1,500            1,500
   MBNA Credit Card Master Note
     Trust, Ser 2002-A6, Cl A6
        3.900%, 08/15/02                               2,000            2,033
   MBNA Credit Card Master,
     Ser 2001-B1, Cl B1 (A)
        2.214%, 10/15/08                               1,000            1,000
                                                                     ---------
                                                                        9,068
                                                                     ---------
MISCELLANEOUS BUSINESS SERVICES -- 1.2%
   Connecticut  RRB Special Purpose
     Trust, Ser 2001-1, Cl A2
        5.360%, 03/30/07                               1,270            1,331
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                               1,290            1,347
                                                                     ---------
                                                                        2,678
                                                                     ---------
MORTGAGE RELATED -- 5.6%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
        2.212%, 08/27/02                                 805              805
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                               1,000            1,076
   Bear Stearns, Ser 1998-C1, Cl A1
        6.340%, 06/16/30                               1,032            1,100
   Comm, Ser 2000-FL3A, Cl A (A)
        2.059%, 08/15/02                                 330              330
   Comm, Ser 2001-FL5A, Cl A1
        1.289%, 11/15/13                                 464              464
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
        2.137%, 08/25/02                                 146              146
   GMAC Commercial Mortgage Securities
     Incorporated, Ser 2001-FL1A, Cl A (A)
        2.100%, 08/11/02                                 921              920



--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   GSR Mortgage Loan Trust,
     Ser 2001-1, Cl A11
        3.068%, 10/25/31                             $   411         $    413
   GSR Mortgage Loan Trust,
     Ser 2002-2, Cl A1B
        3.647%, 05/25/32                                 488              491
   GSR Mortgage Loan Trust,
     Ser 2002-5, Cl A1A
        2.661%, 01/25/32                               1,115            1,115
   GSR Mortgage Loan Trust,
     Ser 2002-7, Cl A1
        2.502%, 10/25/31                               1,000            1,000
   Morgan Stanley Dean Witter
     Capital I, Ser 2000-Prin, Cl A1
        7.070%, 02/23/34                                 273              294
   Navistar Financial Corporation Owner
     Trust, Ser 1999-A, Cl A4
        6.130%, 10/17/05                                 937              949
   Residential Asset Securities Corporation,
     Ser 2000-KS5, Cl AII (A)
        2.077%, 08/25/02                                 597              597
   The Money Store Home Equity Trust,
     Series 1993-C, Cl A3 (A)
        5.750%, 08/08/02                                 510              513
   Vanderbilt Mortgage Finance,
     Ser 2001-A, Cl A1
        5.675%, 01/07/10                                  68               68
   Washington Mutual,
     Ser 2001-AR2, Cl A1
        3.366%, 11/25/31                                 147              148
   Washington Mutual,
     Ser 2001-AR4, Cl  A1
        2.780%, 12/25/31                                 629              632
   Washington Mutual,
     Ser 2001-AR6, Cl A2
        3.320%, 01/26/32                                 717              718
   Washington Mutual,
     Ser 2002-AR7, Cl A1B
        5.510%, 07/25/32                               1,042            1,064
                                                                     ---------
                                                                       12,843
                                                                     ---------
Total Asset Backed Securities
   (Cost $64,011)                                                      64,459
                                                                     ---------

--------------------------------------------------------------------------------
                                                Face Amount              Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.5%
   Paribas Corporation
     1.790%, dated 07/31/02, matures
     08/31/02, repurchase price
     $12,704,632 (collateralized by
     U.S. Treasury Obligation, par
     value $9,866,000, 7.875%,
     02/15/21; with total market
     value $12,958,939)                              $12,704         $ 12,704
                                                                     ---------
Total Repurchase Agreement
   (Cost $12,704)                                                      12,704
                                                                     ---------
Total Investments -- 99.4%
   (Cost $226,705)                                                    227,832
                                                                     ---------

OTHER ASSETS AND LIABILITIES -- 0.6%
   Investment Advisory Fees Payable                                       (11)
   Management Fees Payable                                                (60)
   Other Assets and Liabilities                                         1,508
                                                                     ---------
Other Assets and Liabilities, Net                                       1,437
                                                                     ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 112,978,129 outstanding shares
   of beneficial interest                                             228,151
Undistributed net investment income                                        11
Accumulated net realized loss on investments                              (20)
Net unrealized appreciation on investments                              1,127
                                                                     ---------
Total Net Assets -- 100.0%                                           $229,269
                                                                     =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                        $   2.03
                                                                     =========

(A) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2002. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Zero Coupon Bond -- the rate shown is the effective yield at the time of purchase.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   19

--------------------------------------------------------------------------------


Statements of Operations ($ Thousands)


For the six months ended July 31, 2002 (unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $11,834                $7,223            $8,122             $45,962
------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                   2,094                   958               865               4,677
   Investment Advisory Fees                            145                    91               104                 564
   Shareholder Servicing Fees -- Class A Shares*       757                   472               817               4,015
   Shareholder Servicing Fees -- Class B Shares*       208                   313               279                 976
   Shareholder Servicing Fees -- Class C Shares*       886                   368               176               2,374
   Shareholder Servicing Fees -- Class H Shares*        --                    --                --                  74
   Shareholder Servicing Fees -- Sweep Class Shares*   639                   244                --                 289
   Custodian/Wire Agent Fees                            94                    37                42                 230
   Trustees' Fees                                        4                     2                 2                  14
   Registration Fees                                    24                    19                19                  97
   Other                                                43                    27                32                 173
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    4,894                 2,531             2,336              13,483
------------------------------------------------------------------------------------------------------------------------
   Less, waiver of:
     Management Fees                                (1,197)                 (295)             (107)               (575)
     Investment Advisory Fees                          (66)                  (41)              (47)               (256)
     Shareholder Servicing Fees -- Class A Shares*    (757)                 (472)             (817)             (4,015)
------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      2,874                 1,723             1,365               8,637
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                8,960                 5,500             6,757              37,325
------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                              (4)                   (5)                9                 (54)
   Net Change in Unrealized
     Appreciation on Investments                        --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $8,956                $5,495            $6,766             $37,271
------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
*Includes distribution and shareholder servicing fees.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                            SHORT-DURATION
                                                    TREASURY            TREASURY II             GOVERNMENT
                                                        FUND                   FUND                   FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $6,330                 $6,630                 $3,210
--------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                      847                    898                    281
   Investment Advisory Fees                              81                     86                     80
   Shareholder Servicing Fees -- Class A Shares*        271                    636                    201
   Shareholder Servicing Fees -- Class B Shares*        418                    207                     --
   Shareholder Servicing Fees -- Class C Shares*        229                    254                     --
   Shareholder Servicing Fees -- Class H Shares*         --                     --                     --
   Shareholder Servicing Fees -- Sweep Class Shares*    444                     --                     --
   Custodian/Wire Agent Fees                             53                     35                      8
   Trustees' Fees                                         2                      2                     --
   Registration Fees                                     14                     18                      2
   Other                                                 25                     26                     22
--------------------------------------------------------------------------------------------------------------
   Total Expenses                                     2,384                  2,162                    594
--------------------------------------------------------------------------------------------------------------
   Less, waiver of:
     Management Fees                                   (278)                   (88)                   (18)
     Investment Advisory Fees                           (38)                   (40)                   (14)
     Shareholder Servicing Fees -- Class A Shares*     (271)                  (636)                  (201)
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                       1,797                  1,398                    361
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 4,533                  5,232                  2,849
--------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                                3                     (2)                   793
   Net Change in Unrealized
     Appreciation on Investments                         --                     --                  2,042
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $4,536                 $5,230                 $5,684
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                       INTERMEDIATE-DURATION                       CORPORATE
                                                                  GOVERNMENT           GNMA     DAILY INCOME
                                                                        FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                  $3,388        $  7,460           $3,295
-------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Management Fees                                                     242             390              291
   Investment Advisory Fees                                             69             121               83
   Shareholder Servicing Fees -- Class A Shares*                       173             304              208
   Shareholder Servicing Fees -- Class B Shares*                        --              --               --
   Shareholder Servicing Fees -- Class C Shares*                        --              --               --
   Shareholder Servicing Fees -- Class H Shares*                        --              --               --
   Shareholder Servicing Fees -- Sweep Class Shares*                    --              --               --
   Custodian/Wire Agent Fees                                             7              11                8
   Trustees' Fees                                                       --               1               --
   Registration Fees                                                     2               3                2
   Other                                                                20              34               24
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      513             864              616
-------------------------------------------------------------------------------------------------------------
   Less, waiver of:
     Management Fees                                                    --              --              (84)
     Investment Advisory Fees                                           --              --              (33)
     Shareholder Servicing Fees -- Class A Shares*                    (167)           (134)            (208)
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                                        346             730              291
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                3,042           6,730            3,004
-------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                                             777            (545)            (321)
   Net Change in Unrealized
     Appreciation on Investments                                     3,557           3,901              150
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                  $7,376         $10,086           $2,833
-------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   21

--------------------------------------------------------------------------------


Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2002 (Unaudited) and for the year ended January 31, 2002

----------------------------------------------------------------------------------------------------------
                                                                               MONEY MARKET
                                                                                   FUND
----------------------------------------------------------------------------------------------------------
                                                                   2/1/02 to 7/31/02   2/1/01 to 1/31/02
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                             $     8,960        $    55,008
   Net Realized Gain (Loss) on Investments                                    (4)               (23)
----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    8,956             54,985
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                              (5,108)           (31,630)
     Class B                                                                (959)            (5,826)
     Class C                                                              (2,102)           (11,609)
     Class H                                                                  --                 --
     Sweep Class                                                            (798)            (5,943)
----------------------------------------------------------------------------------------------------------
   Total Distributions                                                    (8,967)           (55,008)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                         1,854,145          9,130,981
   Reinvestment of Cash Distributions                                      3,739             15,525
   Cost of Shares Redeemed                                            (1,773,563)        (9,468,657)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            84,321           (322,151)
----------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           482,615          1,073,226
   Reinvestment of Cash Distributions                                         57                193
   Cost of Shares Redeemed                                              (530,830)        (1,037,202)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           (48,158)            36,217
----------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           771,000          1,715,566
   Reinvestment of Cash Distributions                                         96                500
   Cost of Shares Redeemed                                              (812,407)        (1,616,297)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           (41,311)            99,769
----------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                --                 --
   Reinvestment of Cash Distributions                                         --                 --
   Cost of Shares Redeemed                                                    --                 --
----------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                           --                 --
----------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                           360,680            573,760
   Reinvestment of Cash Distributions                                         --                 --
   Cost of Shares Redeemed                                              (372,782)          (615,703)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions       (12,102)           (41,943)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions     (17,250)          (228,108)
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                               (17,261)          (228,131)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                 1,202,232          1,430,363
----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $ 1,184,971        $ 1,202,232
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 GOVERNMENT
                                                                                    FUND
-----------------------------------------------------------------------------------------------------------
                                                                    2/1/02 to 7/31/02  2/1/01 to 1/31/02
-----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                              $   5,500           $    26,696
   Net Realized Gain (Loss) on Investments                                   (5)                   (8)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   5,495                26,688
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                             (3,042)              (15,819)
     Class B                                                             (1,370)               (5,360)
     Class C                                                               (819)               (4,034)
     Class H                                                                 --                    --
     Sweep Class                                                           (281)               (1,476)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                                   (5,512)              (26,689)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          803,449             3,286,007
   Reinvestment of Cash Distributions                                     1,116                 5,726
   Cost of Shares Redeemed                                             (823,797)           (3,143,788)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions          (19,232)              147,945
-----------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          680,388             1,364,430
   Reinvestment of Cash Distributions                                       505                   956
   Cost of Shares Redeemed                                             (671,251)           (1,237,769)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            9,642               127,617
-----------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                          305,251               584,377
   Reinvestment of Cash Distributions                                        --                    25
   Cost of Shares Redeemed                                             (308,590)             (537,593)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           (3,339)               46,809
-----------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               --                    --
   Reinvestment of Cash Distributions                                        --                    --
   Cost of Shares Redeemed                                                   --                    --
-----------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                          --                    --
-----------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                          210,025               393,879
   Reinvestment of Cash Distributions                                         4                    22
   Cost of Shares Redeemed                                             (232,298)             (370,100)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions      (22,269)               23,801
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions    (35,198)              346,172
-----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              (35,215)              346,171
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  842,586               496,415
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $  807,371           $   842,586
-----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

----------------------------------------------------------------------------------------------------------
                                                                              GOVERNMENT II
                                                                                  FUND
----------------------------------------------------------------------------------------------------------
                                                                   2/1/02 to 7/31/02   2/1/01 to 1/31/02
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                             $     6,757          $    40,579
   Net Realized Gain (Loss) on Investments                                     9                    5
----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    6,766               40,584
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                              (5,181)             (32,523)
     Class B                                                              (1,194)              (6,124)
     Class C                                                                (383)              (1,932)
     Class H                                                                  --                   --
     Sweep Class                                                              --                   --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                                    (6,758)             (40,579)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                         1,142,917            3,791,489
   Reinvestment of Cash Distributions                                        465                7,252
   Cost of Shares Redeemed                                            (1,162,194)          (4,021,387)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions           (18,812)            (222,646)
----------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           432,321              920,951
   Reinvestment of Cash Distributions                                        220                1,438
   Cost of Shares Redeemed                                              (381,550)            (898,052)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            50,991               24,337
----------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           150,729              345,060
   Reinvestment of Cash Distributions                                         --                    3
   Cost of Shares Redeemed                                              (163,642)            (320,658)
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           (12,913)              24,405
----------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                --                   --
   Reinvestment of Cash Distributions                                         --                   --
   Cost of Shares Redeemed                                                    --                   --
----------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                           --                   --
----------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                --                   --
   Reinvestment of Cash Distributions                                         --                   --
   Cost of Shares Redeemed                                                    --                   --
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions            --                   --
----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      19,266             (173,904)
----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                19,274             (173,899)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                   933,268            1,107,167
----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $   952,542          $   933,268
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                               PRIME OBLIGATION
                                                                                     FUND
-----------------------------------------------------------------------------------------------------------
                                                                     2/1/02 to 7/31/02  2/1/01 to 1/31/02
-----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                               $     37,325       $    241,112
   Net Realized Gain (Loss) on Investments                                      (54)               (51)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      37,271            241,061
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                               (26,865)           (185,992)
     Class B                                                                (4,431)            (23,755)
     Class C                                                                (5,525)            (28,615)
     Class H                                                                  (212)             (2,144)
     Sweep Class                                                              (352)               (609)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                                      (37,385)          (241,115)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                           15,190,843         57,141,751
   Reinvestment of Cash Distributions                                         9,721             63,565
   Cost of Shares Redeemed                                              (16,151,475)       (58,328,849)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions             (950,911)        (1,123,533)
-----------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                            2,630,619          6,387,678
   Reinvestment of Cash Distributions                                         2,029              7,048
   Cost of Shares Redeemed                                               (2,451,560)        (6,191,570)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              181,088            203,156
-----------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                            1,961,634          4,147,733
   Reinvestment of Cash Distributions                                         1,452              5,195
   Cost of Shares Redeemed                                               (1,982,453)        (4,015,977)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions              (19,367)           136,951
-----------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               44,186             41,035
   Reinvestment of Cash Distributions                                           213                610
   Cost of Shares Redeemed                                                  (36,399)           (21,794)
-----------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                           8,000             19,851
-----------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                              291,578            600,001
   Reinvestment of Cash Distributions                                            11                 70
   Cost of Shares Redeemed                                                 (297,171)          (592,076)
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions           (5,582)             7,995
-----------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions       (786,772)          (755,580)
-----------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 (786,886)          (755,634)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    5,719,614          6,475,248
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $  4,932,728       $  5,719,614
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                      TREASURY
                                                                                        FUND
----------------------------------------------------------------------------------------------------------------
                                                                       2/1/02 to 7/31/02   2/1/01 to 1/31/02
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                  $     4,533         $    24,914
   Net Realized Gain (Loss) on Investments                                          3                 (18)
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                         4,536              24,896
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                   (1,733)             (7,563)
     Class B                                                                   (1,818)            (11,019)
     Class C                                                                     (507)             (3,136)
     Class H                                                                       --                  --
     Sweep Class                                                                 (505)             (3,198)
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                         (4,563)            (24,916)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                                591,513           2,575,649
   Reinvestment of Cash Distributions                                           1,220               3,349
   Cost of Shares Redeemed                                                   (525,429)         (2,483,402)
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                 67,304              95,596
----------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                478,360           1,212,802
   Reinvestment of Cash Distributions                                             285               1,578
   Cost of Shares Redeemed                                                   (544,434)         (1,206,165)
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                (65,789)              8,215
----------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                393,543             849,818
   Reinvestment of Cash Distributions                                              --                  --
   Cost of Shares Redeemed                                                   (391,354)           (851,874)
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                  2,189              (2,056)
----------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                     --                  --
   Reinvestment of Cash Distributions                                              --                  --
   Cost of Shares Redeemed                                                         --                  --
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                                --                  --
----------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                290,315             575,101
   Reinvestment of Cash Distributions                                              --                  --
   Cost of Shares Redeemed                                                   (289,115)           (566,474)
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions              1,200               8,627
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions            4,904             110,382
----------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                      4,877             110,362
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                        755,550             645,188
----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                          $   760,427         $   755,550
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                  TREASURY II
                                                                                     FUND
--------------------------------------------------------------------------------------------------------------
                                                                     2/1/02 to 7/31/02    2/1/01 to 1/31/02
--------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                $     5,232          $    22,491
   Net Realized Gain (Loss) on Investments                                       (2)                 (62)
--------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       5,230               22,429
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                 (3,873)             (16,512)
     Class B                                                                   (841)              (2,956)
     Class C                                                                   (519)              (3,031)
     Class H                                                                     --                   --
     Sweep Class                                                                 --                   --
--------------------------------------------------------------------------------------------------------------
   Total Distributions                                                       (5,233)             (22,499)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                            1,041,845            2,652,921
   Reinvestment of Cash Distributions                                         1,155                4,710
   Cost of Shares Redeemed                                               (1,208,522)          (2,507,369)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions             (165,522)             150,262
--------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              503,569              707,965
   Reinvestment of Cash Distributions                                           240                  895
   Cost of Shares Redeemed                                                 (505,357)            (673,659)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions               (1,548)              35,201
--------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                              302,997              749,118
   Reinvestment of Cash Distributions                                            --                   --
   Cost of Shares Redeemed                                                 (295,926)            (730,173)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                7,071               18,945
--------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                   --                   --
   Reinvestment of Cash Distributions                                            --                   --
   Cost of Shares Redeemed                                                       --                   --
--------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                              --                   --
--------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                   --                   --
   Reinvestment of Cash Distributions                                            --                   --
   Cost of Shares Redeemed                                                       --                   --
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions               --                   --
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactio         (159,999)             204,408
--------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                 (160,002)             204,338
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      799,092              594,754
--------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $   639,090          $   799,092
--------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   23

--------------------------------------------------------------------------------


Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2002 (Unaudited) and for the year ended January 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                                          SHORT-DURATION
                                                                                         GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                               2/1/02 to 7/31/02    2/1/01 to 1/31/02
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                             $   2,849            $   5,259
   Net Realized Gain (Loss) on Investments                                                 793                1,402
   Net Change in Unrealized Appreciation of Investments                                  2,042                    1
-----------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                  5,684                6,662
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                            (2,836)              (5,260)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                  (2,836)              (5,260)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                       281,746              387,062
     Reinvestment of Cash Distributions                                                  1,889                2,965
     Cost of Shares Redeemed                                                          (189,959)            (339,930)
-----------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions                                   93,676               50,097
-----------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                                            --                   --
     Reinvestment of Cash Distributions                                                     --                   --
     Cost of Shares Redeemed                                                                --                   (4)
-----------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                       --                   (4)
     Increase in Net Assets from Capital Share Transactions                             93,676               50,093
     Net Increase in Net Assets                                                         96,524               51,495
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                 150,993               99,498
-----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                      $247,499            $ 150,993
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                      27,246               37,780
     Shares Issued in lieu of Cash Distributions                                           183                  289
     Shares Redeemed                                                                   (18,416)             (33,207)
-----------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                          9,013                4,862
-----------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Shares Issued                                                                          --                   --
     Shares Issued in lieu of Cash Distributions                                            --                   --
     Shares Redeemed                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------
     Total Class B Transactions                                                             --                   --
     Increase in Capital Shares                                                          9,013                4,862

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------------------------------------------
                                                                                   INTERMEDIATE-DURATION
                                                                                      GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------
                                                                           2/1/02 to 7/31/02    2/1/01 to 1/31/02
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                         $   3,042           $   4,511
   Net Realized Gain (Loss) on Investments                                             777                 925
   Net Change in Unrealized Appreciation of Investments                              3,557                 610
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                              7,376               6,046
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                        (3,091)             (4,534)
--------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                              (3,091)             (4,534)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                    77,941              78,583
     Reinvestment of Cash Distributions                                              1,792               1,764
     Cost of Shares Redeemed                                                       (42,060)            (47,047)
--------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions                               37,672              33,300
--------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                                        --                  --
     Reinvestment of Cash Distributions                                                 --                  --
     Cost of Shares Redeemed                                                            --                  --
--------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                   --                  --
     Increase in Net Assets from Capital Share Transactions                         37,672              33,300
     Net Increase in Net Assets                                                     41,957              34,812
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                             119,335              84,523
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                  $161,292            $119,335
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                   7,452               7,549
     Shares Issued in lieu of Cash Distributions                                       171                 171
     Shares Redeemed                                                                (4,019)             (4,522)
--------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                      3,604               3,198
--------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Shares Issued                                                                      --                  --
     Shares Issued in lieu of Cash Distributions                                        --                  --
     Shares Redeemed                                                                    --                  --
--------------------------------------------------------------------------------------------------------------------
     Total Class B Transactions                                                         --                  --
     Increase in Capital Shares                                                      3,604               3,198


------------------------------------------------------------------------------------------------------------------
                                                                                           GNMA
                                                                                           FUND
------------------------------------------------------------------------------------------------------------------
                                                                           2/1/02 to 7/31/02   2/1/01 to 1/31/02
------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                       $   6,730            $  9,056
   Net Realized Gain (Loss) on Investments                                          (545)                128
   Net Change in Unrealized Appreciation of Investments                            3,901               1,725
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                           10,086              10,909
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                      (6,714)             (9,181)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                            (6,714)             (9,181)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                 211,795             231,075
     Reinvestment of Cash Distributions                                            4,784               5,759
     Cost of Shares Redeemed                                                    (114,742)            (92,218)
------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions                            101,837             144,616
------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                                      --                  --
     Reinvestment of Cash Distributions                                               --                  --
     Cost of Shares Redeemed                                                          --                  --
------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                 --                  --
     Increase in Net Assets from Capital Share Transactions                      101,837             144,616
     Net Increase in Net Assets                                                  105,209             146,344
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                           234,747              88,403
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                $339,956            $234,747
------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                21,199              23,390
     Shares Issued in lieu of Cash Distributions                                     480                 582
     Shares Redeemed                                                             (11,526)             (9,326)
------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                   10,153              14,646
------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Shares Issued                                                                    --                  --
     Shares Issued in lieu of Cash Distributions                                      --                  --
     Shares Redeemed                                                                  --                  --
------------------------------------------------------------------------------------------------------------------
     Total Class B Transactions                                                       --                  --
     Increase in Capital Shares                                                   10,153              14,646



--------------------------------------------------------------------------------------------------------------------
                                                                                      CORPORATE DAILY
                                                                                         INCOME FUND
--------------------------------------------------------------------------------------------------------------------
                                                                            2/1/02 to 7/31/02   2/1/01 to 1/31/02
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                       $   3,004             $   6,126
   Net Realized Gain (Loss) on Investments                                          (321)                  394
   Net Change in Unrealized Appreciation of Investments                              150                   147
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                            2,833                 6,667
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                                                      (3,026)               (6,119)
--------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                            (3,026)               (6,119)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                 189,575               384,820
     Reinvestment of Cash Distributions                                            2,350                 4,586
     Cost of Shares Redeemed                                                    (130,364)             (336,589)
--------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Class A Transactions                             61,561                52,817
--------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Proceeds from Shares Issued                                                      --                    --
     Reinvestment of Cash Distributions                                               --                    --
     Cost of Shares Redeemed                                                          --                    --
--------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets from Class B Transactions                                 --                    --
     Increase in Net Assets from Capital Share Transactions                       61,561                52,817
     Net Increase in Net Assets                                                   61,368                53,365
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                           167,901               114,536
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                $229,269             $ 167,901
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                                                93,420               189,613
     Shares Issued in lieu of Cash Distributions                                   1,159                 2,261
     Shares Redeemed                                                             (64,269)             (166,100)
--------------------------------------------------------------------------------------------------------------------
     Total Class A Transactions                                                   30,310                25,774
--------------------------------------------------------------------------------------------------------------------
   CLASS B:
     Shares Issued                                                                    --                    --
     Shares Issued in lieu of Cash Distributions                                      --                    --
     Shares Redeemed                                                                  --                    --
--------------------------------------------------------------------------------------------------------------------
     Total Class B Transactions                                                       --                    --
     Increase in Capital Shares                                                   30,310                25,774




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   25

--------------------------------------------------------------------------------


Financial Highlights

For the six months ended July 31, 2002 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Period

----------------------------------------------------------------------------------------------------------------------------


                                            Net Realized
                                                     and                   Distributions
                  Net Asset                   Unrealized   Distributions            from
                     Value,           Net          Gains        from Net        Realized       Net Asset
                  Beginning    Investment       (Losses)      Investment         Capital      Value, End        Total
                  of Period        Income  on Securities          Income           Gains       of Period       Return+
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.84%
   2002                1.00          0.04             --          (0.04)              --            1.00         3.70
   2001                1.00          0.06             --          (0.06)              --            1.00         6.49
   2000                1.00          0.05             --          (0.05)              --            1.00         5.19
   1999                1.00          0.05             --          (0.05)              --            1.00         5.50
   1998                1.00          0.06             --          (0.06)              --            1.00         5.65
   CLASS B
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.69%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.39
   2001                1.00          0.06             --          (0.06)              --            1.00         6.17
   2000                1.00          0.05             --          (0.05)              --            1.00         4.87
   1999                1.00          0.05             --          (0.05)              --            1.00         5.18
   1998(1)             1.00          0.03             --          (0.03)              --            1.00         5.29
   CLASS C
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.59%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.19
   2001                1.00          0.06             --          (0.06)              --            1.00         5.96
   2000                1.00          0.05             --          (0.05)              --            1.00         4.66
   1999                1.00          0.05             --          (0.05)              --            1.00         4.97
   1998                1.00          0.05             --          (0.05)              --            1.00         5.12
   SWEEP CLASS
   2002*              $1.00         $  --            $--         $(0.00)**           $--           $1.00         0.47%
   2002                1.00          0.03             --          (0.03)              --            1.00         2.93
   2001                1.00          0.06             --          (0.06)              --            1.00         5.70
   2000                1.00          0.04             --          (0.04)              --            1.00         4.40
   1999(2)             1.00          0.02             --          (0.02)              --            1.00         4.56

GOVERNMENT FUND

   CLASS A
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.80%
   2002                1.00          0.04             --          (0.04)              --            1.00         3.64
   2001                1.00          0.06             --          (0.06)              --            1.00         6.37
   2000                1.00          0.05             --          (0.05)              --            1.00         5.12
   1999                1.00          0.05             --          (0.05)              --            1.00         5.39
   1998                1.00          0.05             --          (0.05)              --            1.00         5.52
   CLASS B
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.65%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.33
   2001                1.00          0.06             --          (0.06)              --            1.00         6.05
   2000                1.00          0.05             --          (0.05)              --            1.00         4.81
   1999                1.00          0.05             --          (0.05)              --            1.00         5.08
   1998                1.00          0.05             --          (0.05)              --            1.00         5.21
   CLASS C
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.55%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.13
   2001                1.00          0.06             --          (0.06)              --            1.00         5.84
   2000                1.00          0.05             --          (0.05)              --            1.00         4.60
   1999                1.00          0.05             --          (0.05)              --            1.00         4.87
   1998(3)             1.00          0.03             --          (0.03)              --            1.00         5.01

--------------------------------------------------------------------------------------------------
                                                                                    Ratio of Net
                                                                         Ratio of     Investment
                                                     Ratio of Net        Expenses         Income
                                        Ratio of       Investment      to Average     to Average
                    Net Assets          Expenses           Income      Net Assets     Net Assets
                 End of Period        to Average       to Average      (Excluding     (Excluding
                  ($ Thousands)       Net Assets       Net Assets        Waivers)       Waivers)
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2002*             $ 504,098              0.18%            1.69%           0.63%          1.24%
   2002                419,783              0.18             3.90            0.63           3.45
   2001                741,949              0.18             6.39            0.64           5.93
   2000                264,423              0.18             4.97            0.65           4.50
   1999              1,212,244              0.18             5.32            0.64           4.86
   1998                721,035              0.18             5.51            0.66           5.03
   CLASS B
   2002*             $ 149,122              0.48%            1.39%           0.68%          1.19%
   2002                197,280              0.48             3.27            0.68           3.07
   2001                161,067              0.48             6.07            0.69           5.86
   2000                 33,839              0.48             4.91            0.71           4.68
   1999                  7,875              0.48             5.08            0.69           4.87
   1998(1)               7,383              0.48             5.26            0.72           5.02
   CLASS C
   2002*             $ 365,998              0.68%            1.19%           0.88%          0.99%
   2002                407,312              0.68             3.02            0.88           2.82
   2001                307,545              0.68             5.84            0.89           5.63
   2000                179,565              0.68             4.61            0.91           4.38
   1999                132,831              0.68             4.84            0.89           4.63
   1998                 86,922              0.68             5.02            0.92           4.78
   SWEEP CLASS
   2002*             $ 165,753              0.93%            0.94%           1.13%          0.74%
   2002                177,857              0.93             2.92            1.13           2.72
   2001                219,802              0.93             5.63            1.14           5.42
   2000                 26,342              0.93             4.44            1.16           4.21
   1999(2)               6,669              0.93             4.36            1.14           4.15

GOVERNMENT FUND

   CLASS A
   2002*             $ 382,855              0.20%            1.61%           0.54%          1.27%
   2002                402,096              0.20             3.42            0.53           3.09
   2001                254,143              0.20             6.21            0.54           5.87
   2000                206,481              0.20             5.00            0.55           4.65
   1999                204,988              0.20             5.22            0.55           4.87
   1998                142,929              0.20             5.40            0.56           5.04
   CLASS B
   2002*             $ 227,594              0.50%            1.31%           0.59%          1.22%
   2002                217,957              0.50             3.00            0.58           2.92
   2001                 90,343              0.50             5.92            0.59           5.83
   2000                 64,616              0.50             4.74            0.60           4.64
   1999                 34,676              0.50             4.92            0.60           4.82
   1998                 29,102              0.50             5.06            0.61           4.95
   CLASS C
   2002*             $ 147,914              0.70%            1.11%           0.79%          1.02%
   2002                151,256              0.70             2.90            0.78           2.82
   2001                104,452              0.70             5.73            0.79           5.64
   2000                 60,328              0.70             4.53            0.80           4.43
   1999                 39,881              0.70             4.70            0.80           4.60
   1998(3)              25,341              0.70             4.94            0.81           4.83


--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------------------------------------------------
                                            Net Realized
                                                     and                   Distributions
                  Net Asset                   Unrealized   Distributions            from
                     Value,           Net          Gains        from Net        Realized       Net Asset
                  Beginning    Investment       (Losses)      Investment         Capital      Value, End        Total
                  of Period        Income  on Securities          Income           Gains       of Period       Return+
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2002*              $1.00         $  --            $--         $(0.00)**           $--           $1.00         0.43%
   2002                1.00          0.03             --          (0.03)              --            1.00         2.87
   2001                1.00          0.05             --          (0.05)              --            1.00         5.57
   2000                1.00          0.04             --          (0.04)              --            1.00         4.34
   1999(4)             1.00          0.03             --          (0.03)              --            1.00         4.49

GOVERNMENT II FUND

   CLASS A
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.79%
   2002                1.00          0.04             --          (0.04)              --            1.00         3.63
   2001                1.00          0.06             --          (0.06)              --            1.00         6.31
   2000                1.00          0.05             --          (0.05)              --            1.00         5.05
   1999                1.00          0.05             --          (0.05)              --            1.00         5.33
   1998                1.00          0.05             --          (0.05)              --            1.00         5.45
   CLASS B
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.64%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.32
   2001                1.00          0.06             --          (0.06)              --            1.00         5.99
   2000                1.00          0.05             --          (0.05)              --            1.00         4.74
   1999                1.00          0.05             --          (0.05)              --            1.00         5.01
   1998                1.00          0.05             --          (0.05)              --            1.00         5.14
   CLASS C
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.54%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.11
   2001                1.00          0.06             --          (0.06)              --            1.00         5.78
   2000                1.00          0.04             --          (0.04)              --            1.00         4.53
   1999                1.00          0.05             --          (0.05)              --            1.00         4.81
   1998                1.00          0.05             --          (0.05)              --            1.00         4.93

PRIME OBLIGATION FUND

   CLASS A
   2002               $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.83%
   2002                1.00          0.04             --          (0.04)              --            1.00         3.70
   2001                1.00          0.06             --          (0.06)              --            1.00         6.46
   2000                1.00          0.05             --          (0.05)              --            1.00         5.25
   1999                1.00          0.05             --          (0.05)              --            1.00         5.48
   1998                1.00          0.05             --          (0.05)              --            1.00         5.59





------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                             Ratio of     Investment
                                                         Ratio of Net        Expenses         Income
                                            Ratio of       Investment      to Average     to Average
                        Net Assets          Expenses           Income      Net Assets     Net Assets
                     End of Period        to Average       to Average      (Excluding     (Excluding
                      ($ Thousands)       Net Assets       Net Assets        Waivers)       Waivers)
------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2002*                $   49,008              0.95%            0.87%           1.03%          0.79%
   2002                     71,277              0.95             2.67            1.03           2.59
   2001                     47,477              0.95             5.47            1.04           5.38
   2000                     22,547              0.95             4.42            1.05           4.32
   1999(4)                   3,248              0.95             4.37            1.05           4.27

GOVERNMENT II FUND

   CLASS A
   2002*                $  669,305              0.20%            1.59%           0.49%          1.30%
   2002                    688,112              0.20             3.63            0.48           3.35
   2001                    910,748              0.20             6.14            0.49           5.85
   2000                    793,640              0.20             4.93            0.49           4.64
   1999                    943,396              0.20             5.20            0.50           4.90
   1998                    863,427              0.20             5.32            0.51           5.01
   CLASS B
   2002*                $  215,733              0.50%            1.28%           0.54%          1.24%
   2002                    164,741              0.50             3.21            0.53           3.18
   2001                    140,408              0.50             5.88            0.54           5.84
   2000                     82,771              0.50             4.65            0.54           4.61
   1999                     64,838              0.50             4.86            0.55           4.81
   1998                     31,851              0.50             5.02            0.56           4.96
   CLASS C
   2002*                $   67,504              0.70%            1.09%           0.74%          1.05%
   2002                     80,415              0.70             2.84            0.73           2.81
   2001                     56,011              0.70             5.67            0.74           5.63
   2000                     44,019              0.70             4.40            0.74           4.36
   1999                     50,712              0.70             4.70            0.75           4.65
   1998                     35,272              0.70             4.82            0.76           4.76

PRIME OBLIGATION FUND

   CLASS A
   2002                 $3,038,741              0.20%            1.67%           0.48%          1.39%
   2002                  3,989,778              0.20             3.72            0.48           3.44
   2001                  5,113,420              0.20             6.25            0.49           5.96
   2000                  5,486,642              0.20             5.16            0.49           4.87
   1999                  4,482,676              0.20             5.32            0.50           5.02
   1998                  3,247,562              0.20             5.46            0.51           5.15

   Amounts designated as "--" are $0 or have been rounded to $0.
     *  All ratios for the six months ended July 31, 2002 (unaudited) have been annualized.
    **  Amount represents less than $0.01 per share.
     +  Returns are for the period indicated (unless otherwise noted) and have not been annualized.
   (1)  Money Market Fund Class B shares were fully liquidated March 12, 1997 and re-offered beginning
        August 12, 1997. All ratios and total return for that period have been annualized.
   (2)  Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
   (3)  Government Fund Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.
   (4)  Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.

   The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   27

--------------------------------------------------------------------------------


Financial Highlights

For the six months ended July 31, 2002 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------
                                            Net Realized
                                                     and                   Distributions
                  Net Asset                   Unrealized   Distributions            from
                     Value,           Net          Gains        from Net        Realized       Net Asset                Net Assets
                  Beginning    Investment       (Losses)      Investment         Capital      Value, End     Total   End of Period
                  of Period        Income  on Securities          Income           Gains       of Period    Return+   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00      0.68%       $857,568
   2002                1.00          0.03             --          (0.03)              --            1.00      3.39         676,475
   2001                1.00          0.06             --          (0.06)              --            1.00      6.14         473,294
   2000                1.00          0.05             --          (0.05)              --            1.00      4.93         347,215
   1999                1.00          0.05             --          (0.05)              --            1.00      5.16         229,361
   1998                1.00          0.05             --          (0.05)              --            1.00      5.27         186,572
   CLASS C
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00      0.58%       $927,606
   2002                1.00          0.03             --          (0.03)              --            1.00      3.18         946,967
   2001                1.00          0.06             --          (0.06)              --            1.00      5.93         809,989
   2000                1.00          0.05             --          (0.05)              --            1.00      4.72         501,789
   1999                1.00          0.05             --          (0.05)              --            1.00      4.96         351,881
   1998                1.00          0.05             --          (0.05)              --            1.00      5.06         207,908
   CLASS H
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00      0.61%       $ 37,442
   2002                1.00          0.03             --          (0.03)              --            1.00      3.25          29,412
   2001(2)             1.00          0.04             --          (0.04)              --            1.00      3.94+          9,591
   SWEEP CLASS
   2002*              $1.00         $  --            $--         $(0.00)**           $--           $1.00      0.45%       $ 71,371
   2002                1.00          0.03             --          (0.03)              --            1.00      2.92          76,982
   2001                1.00          0.06             --          (0.06)              --            1.00      5.67          68,954
   2000                1.00          0.04             --          (0.04)              --            1.00      4.46          14,423
   1999(1)             1.00          0.03             --          (0.03)              --            1.00      4.61           5,645

TREASURY FUND

   CLASS A
   2002*              $1.00         $0.01            $--          $(0.01)            $--           $1.00      0.80%       $288,932
   2002                1.00          0.03             --           (0.03)             --            1.00      3.48         221,636
   2001                1.00          0.06             --           (0.06)             --            1.00      6.24         126,044
   2000                1.00          0.05             --           (0.05)             --            1.00      4.93         196,282
   1999                1.00          0.05             --           (0.05)             --            1.00      5.28         269,680
   1998                1.00          0.05             --           (0.05)             --            1.00      5.49         187,790
   CLASS B
   2002*              $1.00         $0.01            $--          $(0.01)            $--           $1.00      0.65%       $251,096
   2002                1.00          0.03             --           (0.03)             --            1.00      3.18         316,896
   2001                1.00          0.06             --           (0.06)             --            1.00      5.92         308,688
   2000                1.00          0.05             --           (0.05)             --            1.00      4.62         159,042
   1999                1.00          0.05             --           (0.05)             --            1.00      4.97          96,074
   1998(3)             1.00          0.03             --           (0.03)             --            1.00      5.18          68,089
   CLASS C
   2002*              $1.00         $0.01            $--          $(0.01)            $--           $1.00      0.55%       $ 99,941
   2002                1.00          0.03             --           (0.03)             --            1.00      2.97          97,755
   2001                1.00          0.06             --           (0.06)             --            1.00      5.71          99,816
   2000                1.00          0.04             --           (0.04)             --            1.00      4.41         115,471
   1999                1.00          0.05             --           (0.05)             --            1.00      4.76         103,643
   1998                1.00          0.05             --           (0.05)             --            1.00      4.96          53,768


--------------------------------------------------------------------------------
                                                                 Ratio of Net
                                                      Ratio of     Investment
                                  Ratio of Net        Expenses         Income
                     Ratio of       Investment      to Average     to Average
                     Expenses           Income      Net Assets     Net Assets
                   to Average       to Average      (Excluding     (Excluding
                   Net Assets       Net Assets        Waivers)        Waivers)
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2002*                 0.50%            1.37%           0.53%          1.34%
   2002                  0.50             3.21            0.53           3.18
   2001                  0.50             6.01            0.54           5.97
   2000                  0.50             4.84            0.54           4.80
   1999                  0.50             5.04            0.55           4.99
   1998                  0.50             5.16            0.56           5.10
   CLASS C
   2002*                 0.70%            1.17%           0.73%          1.14%
   2002                  0.70             3.07            0.73           3.04
   2001                  0.70             5.81            0.74           5.77
   2000                  0.70             4.68            0.74           4.64
   1999                  0.70             4.82            0.75           4.77
   1998                  0.70             5.02            0.76           4.96
   CLASS H
   2002*                 0.63%            1.24%           0.66%          1.21%
   2002                  0.63             2.89            0.65           2.87
   2001(2)               0.63             5.90            0.67           5.86
   SWEEP CLASS
   2002*                 0.95%            0.92%           0.98%          0.89%
   2002                  0.95             2.88            0.98           2.85
   2001                  0.95             5.61            0.99           5.57
   2000                  0.95             4.49            0.99           4.45
   1999(1)               0.95             4.35            1.00           4.30

TREASURY FUND

   CLASS A
   2002*                 0.20%            1.59%           0.54%          1.25%
   2002                  0.20             3.30            0.53           2.97
   2001                  0.20             6.06            0.55           5.71
   2000                  0.20             4.77            0.56           4.41
   1999                  0.20             5.14            0.57           4.77
   1998                  0.20             5.36            0.59           4.97
   CLASS B
   2002*                 0.50%            1.30%           0.59%          1.21%
   2002                  0.50             3.11            0.58           3.03
   2001                  0.50             5.79            0.60           5.69
   2000                  0.50             4.55            0.61           4.44
   1999                  0.50             4.86            0.62           4.74
   1998(3)               0.50             5.13            0.64           4.99
   CLASS C
   2002*                 0.70%            1.10%           0.79%          1.01%
   2002                  0.70             2.86            0.78           2.78
   2001                  0.70             5.56            0.80           5.46
   2000                  0.70             4.34            0.81           4.23
   1999                  0.70             4.62            0.82           4.50
   1998                  0.70             4.86            0.84           4.72




--------------------------------------------------------------------------------

28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

----------------------------------------------------------------------------------------------------------------------------
                                            Net Realized
                                                     and                   Distributions
                  Net Asset                   Unrealized   Distributions            from
                     Value,           Net          Gains        from Net        Realized       Net Asset
                  Beginning    Investment       (Losses)      Investment         Capital      Value, End        Total
                  of Period        Income  on Securities          Income           Gains       of Period       Return+
----------------------------------------------------------------------------------------------------------------------------
TREASURY FUND

   SWEEP CLASS
   2002*              $1.00         $  --            $--         $(0.00)**           $--           $1.00         0.42%
   2002                1.00          0.03             --          (0.03)              --            1.00         2.71
   2001                1.00          0.05             --          (0.05)              --            1.00         5.45
   2000                1.00          0.04             --          (0.04)              --            1.00         4.15
   1999                1.00          0.04             --          (0.04)              --            1.00         4.50
   1998(4)             1.00          0.02             --          (0.02)              --            1.00         4.74

TREASURY II FUND

   CLASS A
   2002*              $1.00         $0.01            $--        $ (0.01)             $--           $1.00         0.76%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.35
   2001                1.00          0.06             --          (0.06)              --            1.00         5.86
   2000                1.00          0.05             --          (0.05)              --            1.00         4.60
   1999                1.00          0.05             --          (0.05)              --            1.00         4.86
   1998                1.00          0.05             --          (0.05)              --            1.00         5.20
   CLASS B
   2002*              $1.00         $0.01            $--        $ (0.01)             $--           $1.00         0.61%
   2002                1.00          0.03             --          (0.03)              --            1.00         3.05
   2001                1.00          0.05             --          (0.05)              --            1.00         5.55
   2000                1.00          0.04             --          (0.04)              --            1.00         4.30
   1999                1.00          0.04             --          (0.04)              --            1.00         4.55
   1998                1.00          0.05             --          (0.05)              --            1.00         4.88
   CLASS C
   2002*              $1.00         $0.01            $--         $(0.01)             $--           $1.00         0.51%
   2002                1.00          0.03             --          (0.03)              --            1.00         2.84
   2001                1.00          0.05             --          (0.05)              --            1.00         5.33
   2000                1.00          0.04             --          (0.04)              --            1.00         4.08
   1999                1.00          0.04             --          (0.04)              --            1.00         4.34
   1998                1.00          0.05             --          (0.05)              --            1.00         4.67


------------------------------------------------------------------------------------------------------
                                                                                         Ratio of Net
                                                                             Ratio of      Investment
                                                         Ratio of Net        Expenses          Income
                                            Ratio of       Investment      to Average      to Average
                        Net Assets          Expenses           Income      Net Assets      Net Assets
                     End of Period        to Average       to Average      (Excluding      (Excluding
                      ($ Thousands)       Net Assets       Net Assets        Waivers)        Waivers)
------------------------------------------------------------------------------------------------------
TREASURY FUND

   SWEEP CLASS
   2002*                  $120,458              0.95%            0.83%           1.03%           0.75%
   2002                    119,263              0.95             2.61            1.03            2.53
   2001                    110,640              0.95             5.33            1.05            5.23
   2000                     82,785              0.95             4.08            1.06            3.97
   1999                     72,368              0.95             4.40            1.07            4.28
   1998(4)                  69,066              0.95             4.71            1.08            4.58

TREASURY II FUND

   CLASS A
   2002*                  $390,676              0.25%            1.53%           0.54%           1.24%
   2002                    556,201              0.25             3.20            0.53            2.92
   2001                    406,003              0.25             5.70            0.54            5.41
   2000                    379,179              0.25             4.49            0.54            4.20
   1999                    451,738              0.25             4.81            0.55            4.51
   1998                    748,061              0.25             5.08            0.56            4.77
   CLASS B
   2002*                  $131,762              0.55%            1.22%           0.58%           1.19%
   2002                    133,310              0.55             2.94            0.58            2.91
   2001                     98,111              0.55             5.40            0.59            5.36
   2000                     75,755              0.55             4.23            0.59            4.19
   1999                    137,577              0.55             4.36            0.60            4.31
   1998                     69,572              0.55             4.78            0.61            4.72
   CLASS C
   2002*                  $116,652              0.75%            1.02%           0.78%           0.99%
   2002                    109,581              0.75             2.71            0.78            2.68
   2001                     90,640              0.75             5.30            0.79            5.26
   2000                     34,405              0.75             4.06            0.79            4.02
   1999                     19,361              0.75             4.21            0.80            4.16
   1998                     11,843              0.75             4.58            0.81            4.52

   Amounts designated as "--" are $0 or have been rounded to $0.
     *  All ratios for the six months ended July 31, 2002 (unaudited) have been annualized.
    **  Amount represents less than $0.01 per share.
     +  Returns are for the period indicated (unless otherwise noted) and have not been annualized.
   (1)  Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.
   (2)  Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized.
   (3)  Treasury Fund Class B shares were offered beginning August 4, 1997. All ratios and total return for that period have been annualized.
   (4)  Treasury Fund Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

   The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   29

--------------------------------------------------------------------------------

Financial Highlights

For the six months ended July 31, 2002 (Unaudited) and for the years ended January 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------

                                            Net Realized
                                                     and                   Distributions
                  Net Asset                   Unrealized   Distributions            from
                     Value,           Net          Gains        from Net        Realized       Net Asset
                  Beginning    Investment       (Losses)      Investment         Capital      Value, End        Total
                  of Period        Income  on Securities          Income           Gains       of Period       Return+
---------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2002*             $10.30         $0.18         $ 0.16         $(0.18)             $--          $10.46         3.36%
   2002               10.15          0.47           0.16          (0.48)              --           10.30         6.28
   2001                9.87          0.60           0.28          (0.60)              --           10.15         9.14
   2000               10.16          0.51          (0.29)         (0.51)              --            9.87         2.22
   1999               10.06          0.54           0.10          (0.54)              --           10.16         6.49
   1998                9.95          0.59           0.11          (0.59)              --           10.06         7.23

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2002*             $10.40         $0.23         $ 0.30         $(0.23)             $--          $10.70         5.18%
   2002               10.22          0.54           0.18          (0.54)              --           10.40         7.19
   2001                9.62          0.56           0.60          (0.56)              --           10.22        12.42
   2000               10.24          0.54          (0.62)         (0.54)              --            9.62        (0.77)
   1999               10.07          0.56           0.17          (0.56)              --           10.24         7.46
   1998                9.78          0.58           0.29          (0.58)              --           10.07         9.15

GNMA FUND
   CLASS A
   2002*             $ 9.91         $0.27         $ 0.14         $(0.27)             $--          $10.05         4.24%
   2002                9.78          0.55           0.14          (0.56)              --            9.91         7.22
   2001                9.20          0.62           0.58          (0.62)              --            9.78        13.44
   2000                9.91          0.60          (0.71)         (0.60)              --            9.20        (1.18)
   1999                9.87          0.61           0.04          (0.61)              --            9.91         6.76
   1998                9.63          0.64           0.24          (0.64)              --            9.87         9.52

CORPORATE DAILY INCOME FUND
   CLASS A
   2002*             $ 2.03         $0.04          $  --         $(0.04)             $--          $ 2.03         1.83%
   2002                2.01          0.10           0.02          (0.10)              --            2.03         6.08
   2001                1.97          0.12           0.04          (0.12)              --            2.01         8.45
   2000                2.00          0.10          (0.03)         (0.10)              --            1.97         3.77
   1999                2.00          0.11             --          (0.11)              --            2.00         5.61
   1998                1.99          0.11           0.01          (0.11)              --            2.00         6.29


-------------------------------------------------------------------------------------------------------------------
                                                                                           Ratio of
                                                                           Ratio of      Investment
                                                       Ratio of Net        Expenses          Income
                                          Ratio of       Investment      to Average      to Average
                      Net Assets          Expenses           Income      Net Assets      Net Assets     Portfolio
                   End of Period        to Average       to Average      (Excluding      (Excluding      Turnover
                    ($ Thousands)       Net Assets       Net Assets        Waivers)        Waivers)          Rate
-------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2002*                $247,517              0.45%            3.56%           0.74%           3.27%           92%
   2002                  150,993              0.45             4.58            0.72            4.31            84
   2001                   99,495              0.45             5.94            0.74            5.65            79
   2000                   97,545              0.45             5.08            0.74            4.79           102
   1999                   99,047              0.45             5.31            0.72            5.04            90
   1998                   81,014              0.45             5.91            0.76            5.60           166

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2002*                $161,292              0.50%            4.41%           0.74%           4.17%           24%
   2002                  119,335              0.50             5.17            0.72            4.95            50
   2001                   84,523              0.50             5.67            0.73            5.44            41
   2000                  114,538              0.50             5.47            0.73            5.24            31
   1999                  124,657              0.50             5.54            0.76            5.28            21
   1998                  117,107              0.50             5.85            0.76            5.59            57

GNMA FUND
   CLASS A
   2002*                $339,956              0.60%            5.55%           0.71%           5.44%           64%
   2002                  234,747              0.60             5.50            0.69            5.41           108
   2001                   88,403              0.60             6.52            0.71            6.41            81
   2000                   84,006              0.60             6.21            0.71            6.10            29
   1999                  100,799              0.60             6.14            0.72            6.02            27
   1998                   77,792              0.60             6.65            0.75            6.50             4

CORPORATE DAILY INCOME FUND
   CLASS A
   2002*                $229,269              0.35%            3.62%           0.74%           3.23%           31%
   2002                  167,901              0.35             4.74            0.72            4.37            75
   2001                  114,536              0.35             6.10            0.73            5.72            68
   2000                  114,118              0.35             5.27            0.74            4.88            71
   1999                   90,043              0.35             5.38            0.76            4.97            48
   1998                   69,571              0.35             5.61            0.76            5.20           108

   Amounts designated as "--" are $0 or have been rounded to $0.

    * All ratios for the six months ended July 31, 2002 (unaudited) have been annualized.
    + Returns are for the period indicated and have not been annualized.

   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The financial statements have been prepared in accordance with accounting principles generally accepted in the United States which require the use of estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on July 31, 2002, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal Income Taxes is required.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   31

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on February 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

--------------------------------------------------------------------------------
                 Money                            Prime
                Market      Gov't  Gov't II  Obligation   Treasury  Treasury II
--------------------------------------------------------------------------------
Class A           .18%      .20%      .20%      .20%        .20%      .25%
Class B           .48%      .50%      .50%      .50%        .50%      .55%
Class C           .68%      .70%      .70%      .70%        .70%      .75%
Class H            --        --        --       .63%         --        --
Sweep Class       .93%      .95%       --       .95%        .95%       --


--------------------------------------------------------------------------------
                          Short-      Intermediate               Corporate
                        Duration          Duration                   Daily
                           Gov't             Gov't      GNMA        Income
--------------------------------------------------------------------------------
Class A                     .45%             .50%       .60%         .35%



In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.

The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the Shareholder Servicing Plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.

--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------



Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS

Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and ..05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Under an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company,LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Bank of New York serves as custodian of the Money Market Fund and the Treasury Fund under an agreement dated August 1, 1995.

Wachovia Bank, N.A. serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the six months ended July 31, 2002, were as follows for the Fixed Income Funds:

--------------------------------------------------------------------------------
                      Short-   Intermediate-                        Corporate
                    Duration        Duration                            Daily
                  Government      Government             GNMA          Income
                        Fund            Fund             Fund            Fund
               ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government     $195,165       $73,222         $258,599         $40,309
Other                     --            --               --          28,737

SALES
U.S. Government     $130,437       $30,401         $158,326         $ 2,889
Other                     --            --               --          29,641

At July 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain at July 31, 2002 for each Fixed Income Fund is as follows:

--------------------------------------------------------------------------------
                      Short-   Intermediate-                        Corporate
                    Duration        Duration                            Daily
                  Government      Government             GNMA          Income
                        Fund            Fund             Fund            Fund
               ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross

  unrealized gain     $3,119       $6,024           $6,862          $1,813
Aggregate gross

  unrealized loss         (9)         (31)             (56)           (686)
                      ------       ------           ------          ------
Net unrealized gain   $3,110       $5,993           $6,806          $1,127
                      ======       ======           ======          ======


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2002                   33

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)



6. CAPITAL LOSS CARRYFORWARDS

At January 31, 2002, the following funds had capital loss carryforwards to offset future realized capital gains:

--------------------------------------------------------------------------------
                                                                     Expiration
                                                         Amount            Date
--------------------------------------------------------------------------------
Money Market Fund                                   $    23,384      01/31/2010
Government Fund                                           6,423      01/31/2006
                                                          4,445      01/31/2010
Government II Fund                                        6,992      01/31/2003
                                                         74,842      01/31/2005
                                                         38,015      01/31/2006
Prime Obligation Fund                                    27,244      01/31/2010
Treasury II Fund                                        149,957      01/31/2006
                                                         40,148      01/31/2010
Intermediate-Duration
  Government Fund                                       727,275      01/31/2003
                                                      3,199,945      01/31/2004
                                                        698,427      01/31/2006
                                                        680,608      01/31/2009
GNMA Fund                                             4,894,898      01/31/2003
                                                      6,472,568      01/31/2004
                                                        414,209      01/31/2005
                                                        237,677      01/31/2006
                                                        108,755      01/31/2008
                                                      1,606,882      01/31/2009

During the year ended January 31, 2002, the following funds utilized capital loss carryforwards to offset realized capital gains.

--------------------------------------------------------------------------------

                                                        Amount
--------------------------------------------------------------------------------
Government II Fund                                   $   7,060
Short-Duration Government Fund                       1,240,087
Intermediate-Duration Government Fund                  924,650
GNMA Fund                                              281,053
Corporate Daily Income Fund                             93,425

--------------------------------------------------------------------------------

34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2002

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-037 (7/02)